Exhibit 99.9

Exception Grades
Run Date - 10/4/2024 12:37:30 PM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
222019023		3158534962		31628879			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-09-11): Sufficient Cure Provided At Closing		09/11/2024		1	A	A	A	A	A	A	A	A	A	A		TN	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019024		3158534439		31622801			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	The appraisal delivery document in file indicates delivery to the borrower on [Redacted] which is prior to the date of the report in file.				Reviewer Comment (2024-09-11): appraisal delivery is acceptable Buyer Comment (2024-09-11): Do not concur - The appraisal was performed on [Redacted]. It is acceptable for the borrower to received the appraisal before the date of sign	09/11/2024			1	B	A	B	A	B	A	B	A	B	A		MA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019025		3158534442		31619232			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.					Reviewer Comment (2024-09-11): client accepts EV2 grade Buyer Comment (2024-09-11): Concur - EV2 accepted			09/11/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019029		3158534456		31620585			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-09-10): Sufficient Cure Provided At Closing		09/10/2024		1	A	A	A	A	A	A	A	A	A	A		NH	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019030		3158534971		31647498			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on the initial Loan Estimate. A valid change of circumstance not provided for disclosure of new fee. The cure provided at closing ($[redacted]) is insufficient to address all tolerance violations.				Reviewer Comment (2024-09-30): SitusAMC received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check resulting in a cured the exception. Buyer Comment (2024-09-27): Please review PCCD, LOE, Check copy and Proof of delivery		09/30/2024		2	C	B	C	B	C	B	C	B	C	B		MA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019030		3158534971		31677454			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Fee disclosed as $[redacted] on the initial Loan Estimate but disclosed as $[redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for fee increase. The cure provided at closing ($[redacted]) is sufficient to address the violation but is insufficient to address all tolerance violations.				Reviewer Comment (2024-09-23): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Buyer Comment (2024-09-19): Do not concur - the [redacted] is sufficient for this violation. The lender cure this violation. You cannot not say this cure isn't sufficient because there is another violation. Please cancel thins finding	09/23/2024			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019031		3158534972		31646672			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2024-09-19): appraisal receipt received Buyer Comment (2024-09-19): Do not concur - Please review appraisal receipt that was in file	09/19/2024			1	B	A	B	A	B	A	B	A	B	A		MD	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019031		3158534972		31646673			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.	EV2/B graded condition. Final Closing Disclosure provided on [Redacted] disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.				Reviewer Comment (2024-09-20): client accepts EV2 grade Buyer Comment (2024-09-20): EV2 accepted			09/20/2024	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019031		3158534972		31681724			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	No documentation in file to evidence delivery to the borrower.				Reviewer Comment (2024-09-19): appraisal receipt received Buyer Comment (2024-09-19): Please review POR uploaded	09/19/2024			1	B	A	B	A	B	A	B	A	B	A		MD	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019031		3158534972		31681725			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	No documentation in file to evidence delivery to the borrower.				Reviewer Comment (2024-09-19): appraisal receipt received Buyer Comment (2024-09-19): Please review POR uploaded	09/19/2024			1	B	A	B	A	B	A	B	A	B	A		MD	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019034		3158534461		31656211			Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided		Flood certificate not found in loan images.				Reviewer Comment (2024-09-16): flood cert received Buyer Comment (2024-09-16): Do not concur - Flood cert was in file	09/16/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019036		3158534463		31645892			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of Employment History (job gap) . Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-13): Universal Product Exception Form in file, exception approved with comp factors.			09/13/2024	2	B	B	B	B	B	B	B	B	B	B		SC	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019038		3158534978		31623365			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of start date of increased salary used to qualify. Exceptions approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-10): Universal Product Exception Form in file, exception approved with comp factors.			09/10/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019041		3158534980		31645682			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The Note amount is [Redacted], and the appraisal indicated the estimated cost new is $[Redacted]. Based on hazard insurance coverage of $[Redacted], plus extended coverage of $[Redacted], for total coverage of $[Redacted], the loan is short of the required coverage by $[Redacted]. An Insurer's Replacement Cost Estimate was not in file.				Reviewer Comment (2024-09-23): RCE information received, therefore the coverage is sufficient. Buyer Comment (2024-09-23): please review RCE disclosing $[Redacted]	09/23/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019045		3158534981		31635544			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2024-09-16): appraisal receipt received Buyer Comment (2024-09-16): Do not concur - POR was in file	09/16/2024			1	B	A	B	A	B	A	B	A	B	A		TN	Primary	Purchase		C	B	C	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019045		3158534981		31635595			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of Employment (borrower on employment contract with less than [redacted] yrs left) and for Property closing in a blind trust . Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [redacted] points. Borrower has verified disposable income of at least $[redacted]. Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted]. The qualifying DTI on the loan is at least [redacted]% less than the guideline maximum.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-13): Universal Product Exception Form in file, exception approved with comp factors.			09/13/2024	2	B	B	B	B	B	B	B	B	B	B		TN	Primary	Purchase		C	B	C	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019045		3158534981		31646633			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Appraisal was done subject to completion and although there is a Form 442 in file, it indicates the subject is not yet completed. A 442 indicating completion per plans and specs is missing.				Reviewer Comment (2024-10-02): 442 received, showing the property is complete Buyer Comment (2024-10-02): Please review 442	10/02/2024			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Purchase		C	B	C	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019048		3158534478		31635113			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	Initial Loan Estimate electronically issued on [Redacted] and electronically signed on [Redacted]. Earliest consent provided is dated [Redacted].				Reviewer Comment (2024-09-16): earlier e-consent form received Buyer Comment (2024-09-16): Please review econsent	09/16/2024			1	C	A	C	A	C	A	C	A	C	A		MD	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019048		3158534478		31646726			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-09-13): Sufficient Cure Provided At Closing		09/13/2024		1	A	A	A	A	A	A	A	A	A	A		MD	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019049	3158534479	31645067	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	The Note amount is $[redacted], and the appraisal indicated the estimated cost new is $[redacted]. Based on hazard insurance coverage of $[redacted], plus extended coverage of $[redacted], for total coverage of $[redacted], the loan is short of the required coverage by $[redacted]. An Insurer's Replacement Cost Estimate was not in file.	Reviewer Comment (2024-10-03): RCE from insurance provider received, HOI coverage is sufficient

Buyer Comment (2024-10-03): Please review documentation submitted from lender for replacement cost

Reviewer Comment (2024-09-17): policy with replacement cost coverage is up to the limits in coverage A.  It would need to be "guaranteed replacement cost coverage".  Additionally, we have already taken the [redacted]% expanded coverage into consideration, and it is still short as originally stated.  Need an RCE from insurance company showing existing coverage is sufficient.

Buyer Comment (2024-09-17): Do not concur - please see policy where it states there is replacement cost coverage as well as the extended [redacted]%
																		10/03/2024			1	C	A	C	A	C	A	C	A	C	A		DC	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019051		3158534982		31645221			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	Unable to determine compliance with appraisal timing requirements.				Reviewer Comment (2024-09-18): appraisal delivery is acceptable Buyer Comment (2024-09-18): Do not concur - The appraisal was performed on [Redacted]. It is acceptable for the borrower to received the appraisal before the date of signature	09/18/2024			1	B	A	B	A	B	A	B	A	B	A		VA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019052		3158534481		31635663			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing				Reviewer Comment (2024-09-12): Sufficient Cure Provided At Closing		09/12/2024		1	A	A	A	A	A	A	A	A	A	A		VA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019054		3158534484		31623518			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The Note amount is $[Redacted], and the appraisal indicated the estimated cost new is $[Redacted]. Based on hazard insurance coverage of $[Redacted], the loan is short of the required coverage by $[Redacted]. An Insurer's Replacement Cost Estimate was not in file.				Reviewer Comment (2024-09-13): RCE received, showing existing coverage is sufficient. Buyer Comment (2024-09-13): Please review RCE	09/13/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019055		3158534984		31636211			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-09-12): Sufficient Cure Provided At Closing		09/12/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019056		3158534486		31644592			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.				Reviewer Comment (2024-09-17): screenshot of reciept on [Redacted] received Buyer Comment (2024-09-17): Do not concur - please see email from lender that was in file indicating the ABA was sent to the borrowers on [Redacted]	09/17/2024			1	B	A	B	A	B	A	B	A	B	A		CO	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019056		3158534486		31644596			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.Note: there were no title or recording fees disclosed on the initial or re-disclosed LE.				Reviewer Comment (2024-09-13): Sufficient Cure Provided At Closing		09/13/2024		1	A	A	A	A	A	A	A	A	A	A		CO	Primary	Purchase	Final CD evidences Cure	B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019057		3158534487		31636049			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP SSR in file had a risk score of [Redacted], which does not meet securitization requirements.				Reviewer Comment (2024-09-16): avm supporting the appraised value has been received Buyer Comment (2024-09-16): Please review AVM	09/16/2024			1	D	A	D	A	D	A	D	A	D	A		IN	Primary	Purchase		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019058		3158534488		31622504			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-09-10): Sufficient Cure Provided At Closing		09/10/2024		1	A	A	A	A	A	A	A	A	A	A		IL	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019059		3158534489		31623897			Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Not High Cost and Not Higher Priced	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home).	Final 1003 indicated the co-borrower was going to occupy the property as their primary residence.				Reviewer Comment (2024-09-12): corrected final 1003 received Buyer Comment (2024-09-12): Please review corrected 1003	09/12/2024			1	B	A	B	A	B	A	B	A	B	A		WA	Second Home	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019060		3158534985		31641744			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure [Redacted] on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.)	Final seller Closing Disclosure not provided in loan images; no seller-paid fees are disclosed on consumer's Closing Disclosure. Please provide a copy of the seller CD showing seller paid fees.				Reviewer Comment (2024-09-16): seller CD received Buyer Comment (2024-09-16): Please review the settlement stmt with sellers figures that was in file	09/16/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019060		3158534985		31641745			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on the initial Loan Estimate. A valid change of circumstance was not provided for disclosure of new fee and no evidence of tolerance cure provided.				Reviewer Comment (2024-09-17): [Redacted] received detailed LOE to validate the reason on COC dated [Redacted]. Buyer Comment (2024-09-16): Please review COC and LOE that was in file for increase in Appraisal review fee	09/17/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019060		3158534985		31655728			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Evidence of delivery of initial appraisal, dated [Redacted], not provided.				Reviewer Comment (2024-09-16): proof of appraisal receipt received Buyer Comment (2024-09-16): Do not concur - POR was in file	09/16/2024			1	B	A	B	A	B	A	B	A	B	A		WA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019060		3158534985		31656153			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		AUS finding #12 indicated multiple debts omitted from the DTI and indicated if any of these accounts would be paid prior to or at closing the accounts needed to be marked paid by closing, not omitted, and the loan casefile needed to be resubmitted to DU. The majority of the accounts omitted were paid prior to closing based on documentation in file and the casefile should have been resubmitted to DU, but there is no updated AUS in file.				Reviewer Comment (2024-09-16): updated 1003 shows liabilities included for consideration Buyer Comment (2024-09-16): Do not concur - please review updated final 1003 showing only current credit liabilities being included in DTI.	09/16/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019062	3158534988	31623291	Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	Missing borrower's verification of employment within ten business days of the Note date of [Redacted].	Reviewer Comment (2024-09-13): email from employer received

Buyer Comment (2024-09-13): Do not concur -

Per agency guides,
Alternative Methods to Verify Employment: The lender can obtain a written verification confirming the borrower's current employment status within 10 business days prior to the note date. The written documentation must include the name and title of the person who completed the verification for the employer. The lender can also obtain an email exchange with the borrower's employer from the employer's work email address within [Redacted] business days prior to the note date. The email exchange must include borrower's name and employer's name; name, title, and work email address of the individual contacted at the employer; date of contact; and borrower's current employment status.

The email from the employer is dated [Redacted]- Note date is [Redacted]
The email includes borrower name, employer name, name, title, and work email address of the individual contacted at the employer, the date of contact is in top of email and the employment status is confirmed, with recently promoted to Group [Redacted].
																		09/13/2024			1	C	A	C	A	C	A	C	A	C	A		VA	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019062		3158534988		31623603			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception of borrower credit history for [Redacted] late payments on mortgage related debt within [Redacted] months. [Redacted] ([Redacted]) and [Redacted] ([Redacted]). Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-11): Universal Product Exception Form in file, exception approved with comp factors.			09/11/2024	2	B	B	B	B	B	B	B	B	B	B		VA	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019062		3158534988		31623881			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to missing employment documentation, resulting in a loan designation discrepancy.				Reviewer Comment (2024-09-13): email from employer received Buyer Comment (2024-09-13): Please review document uploaded	09/13/2024			1	B	A	C	A	B	A	C	A	B	A		VA	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019062		3158534988		31623882			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to missing employment documentation.				Reviewer Comment (2024-09-13): email from employer received Buyer Comment (2024-09-13): Please review document uploaded	09/13/2024			1	C	A	C	A	C	A	C	A	C	A		VA	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019062		3158534988		31623907			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Waterfall finding due to missing employment documentation.				Reviewer Comment (2024-09-13): email from employer received Buyer Comment (2024-09-13): Please review document uploaded	09/13/2024			1	C	A	C	A	C	A	C	A	C	A		VA	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019062		3158534988		31624793			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to the missing employment documentation.				Reviewer Comment (2024-09-13): email from employer received Buyer Comment (2024-09-13): Please review document uploaded	09/13/2024			1	C	A	C	A	C	A	C	A	C	A		VA	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019062		3158534988		31628328			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Missing borrower's verification of employment within ten business days of the Note date of [Redacted].				Reviewer Comment (2024-09-13): email from employer received Buyer Comment (2024-09-13): Please review document uploaded	09/13/2024			1	C	A	C	A	C	A	C	A	C	A		VA	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019064		3158534990		31646894			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2024-09-13): Sufficient Cure Provided within [Redacted] Days of Closing		09/13/2024		1	A	A	A	A	A	A	A	A	A	A		CO	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019066		3158534496		31619570			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted]is over disclosed by $[Redacted]compared to the calculated Amount Financed of $[Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).	Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted]and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted])				Reviewer Comment (2024-09-12): [Redacted] received LOA. Buyer Comment (2024-09-11): Please see LOX, fee should be considered Non-APR.	09/12/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019066		3158534496		31619571			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted]is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).				Reviewer Comment (2024-09-12): [Redacted] received LOA. Buyer Comment (2024-09-11): See attached LOX.	09/12/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019068		3158534498		31642927			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).	Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted].				Reviewer Comment (2024-09-18): [Redacted] received lender attestation on [Redacted] & verif fee is a one time fee. Buyer Comment (2024-09-16): Please see LOX - the [Redacted] and verification fee is considered a Non-APR fee.	09/18/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019068		3158534498		31642928			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted].				Reviewer Comment (2024-09-18): [Redacted] received lender attestation on [Redacted] & verif fee is a one time fee. Buyer Comment (2024-09-16): Please see LOX - the [Redacted] and verification fee is considered a Non-APR fee.	09/18/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019070		3158534500		31618437			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The Note amount is $[Redacted], and the appraisal indicated the estimated cost new is $[Redacted]. Based on hazard insurance coverage of $[Redacted], the loan is short of the required coverage by $[Redacted]. An Insurer's Replacement Cost Estimate was not in file.				Reviewer Comment (2024-09-13): RCE received, HOI coverage is sufficient Buyer Comment (2024-09-13): Please see attached Replacement Cost Estimator.	09/13/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019074		3158534504		31620112			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2024-09-11): appraisal acknowledgement received Buyer Comment (2024-09-11): See attached Appraisal acknowledgement	09/11/2024			1	B	A	B	A	B	A	B	A	B	A		LA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019075	3158534506	31697587	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Maximum Loan Amount discrepancy.	Note loan amount of ___ is greater than Guideline maximum loan amount of ___.	Universal Product Exception Form in file for lender exceptions of loan amount exceeds $[Redacted]. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

														The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-20): Universal Product Exception Form in file, exception approved with comp factors.			09/20/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019076		3158534507		31625895			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of ___ is less than Guideline PITIA months reserves of ___.	Insufficient assets provided to meet reserve requirement. [redacted] mo. reserves required for LTV > [redacted]%. Total verified assets in file are $[redacted], with $[redacted] funds required to close, therefore there is [redacted] months of reserves when 18 months is required.								3	C	C	C	C	C	C	C	C	C	C		AL	Primary	Refinance - Rate/Term		C	C	C	C	C	C	A	A	Safe Harbor QM (APOR)	QM (APOR) Risk	No
222019076		3158534507		31625897			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to insufficient assets to meet reserve requirements, resulting in a loan designation discrepancy.								3	B	B	C	C	B	B	C	C	B	B		AL	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	C	C	C	C	C	A	A	Safe Harbor QM (APOR)	QM (APOR) Risk	Yes
222019076		3158534507		31625898			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to insufficient assets to meet reserve requirements.								3	C	C	C	C	C	C	C	C	C	C		AL	Primary	Refinance - Rate/Term		C	C	C	C	C	C	A	A	Safe Harbor QM (APOR)	QM (APOR) Risk	No
222019076		3158534507		31625899			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $[redacted]] exceeds tolerance of $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-09-10): Sufficient Cure Provided At Closing		09/10/2024		1	A	A	A	A	A	A	A	A	A	A		AL	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	C	C	C	C	C	A	A	Safe Harbor QM (APOR)	QM (APOR) Risk	Yes
222019076		3158534507		31625900			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-09-10): Sufficient Cure Provided At Closing		09/10/2024		1	A	A	A	A	A	A	A	A	A	A		AL	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	C	C	C	C	C	A	A	Safe Harbor QM (APOR)	QM (APOR) Risk	Yes
222019076		3158534507		31628495			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to insufficient assets to meet reserve requirements.								3	C	C	C	C	C	C	C	C	C	C		AL	Primary	Refinance - Rate/Term		C	C	C	C	C	C	A	A	Safe Harbor QM (APOR)	QM (APOR) Risk	No
222019076		3158534507		31628502			Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Insufficient assets provided to meet reserve requirement. [redacted] mo. reserves required for LTV > [redacted]%.								3	C	C	C	C	C	C	C	C	C	C		AL	Primary	Refinance - Rate/Term		C	C	C	C	C	C	A	A	Safe Harbor QM (APOR)	QM (APOR) Risk	No
222019079		3158534996		31633644			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-09-11): Sufficient Cure Provided At Closing		09/11/2024		1	A	A	A	A	A	A	A	A	A	A		OR	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019079		3158534996		31633645			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-09-11): Sufficient Cure Provided At Closing		09/11/2024		1	A	A	A	A	A	A	A	A	A	A		OR	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019082		3158534514		31642929			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The Note amount is $[Redacted], and the estimated cost new is not disclosed on the appraisal. Based on hazard insurance coverage of $[Redacted], the loan is short of the required coverage by $[Redacted]. Extended coverage is not disclosed. An Insurer's Replacement Cost Estimate was not in file.				Reviewer Comment (2024-09-13): Updated HOI coverage received after closing, showing sufficient coverage.	09/13/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019083		3158534999		31647092			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2024-09-20): appraisal acknowledgement received Buyer Comment (2024-09-20): Please see attached Appraisal Acknowledgment	09/20/2024			1	B	A	B	A	B	A	B	A	B	A		AZ	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019087		3158535003		31644556			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-[redacted] exceeds tolerance of $-[redacted]Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance exceeded. Final Lender Credit fee in the amount of $[redacted] disclosed on the Initial Loan Estimate dated [redacted] decreased to $[redacted] on the final Closing Disclosure dated [redacted]. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.				Reviewer Comment (2024-09-26): SitusAMC received LOX confirming that the mistake was from lender. Cure will be required for $[redacted]. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check. Buyer Comment (2024-09-25): Please see attached LOX.				3	C	C	C	C	C	C	C	C	C	C		CA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019088		3158535004		31647886			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	No documentation in file to evidence receipt of the appraisal by the borrowers.				Reviewer Comment (2024-09-20): appraisal acknowledgement received Buyer Comment (2024-09-20): See attached Appraisal Acknowledgment	09/20/2024			1	B	A	B	A	B	A	B	A	B	A		MN	Primary	Refinance - Rate/Term		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019088		3158535004		31680845			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		File is missing a Form 442 indicating the property is complete. The 442 in file indicates the subject is not yet complete.				Reviewer Comment (2024-09-25): 442 indicating property completed has been received Buyer Comment (2024-09-25): Please see attached completed 1004D	09/25/2024			1	C	A	C	A	C	A	C	A	C	A		MN	Primary	Refinance - Rate/Term		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019091		3158535009		31645004			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.	Finding is an EV2/B graded condition. Due to a the payment of property tax and insurance escrows being disclosed as seller-paid, the total escrow amount on p.2, Section G of the final Closing Disclosure is $[Redacted]. The initial escrow payment disclosed on p.4 reflects all borrower-paid escrows ($[Redacted]).				Reviewer Comment (2024-09-17): client accepts EV2 finding Buyer Comment (2024-09-17): EV2 Accepted.			09/17/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019092		3158535010		31648043			Compliance	Compliance	Federal Compliance	TRID	ECOA Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Waterfall finding for Initial Loan Estimate was issued on [Redacted] which was more than 3 business days after the application date of [Redacted].				Reviewer Comment (2024-09-20): appraisal acknowledgement received Buyer Comment (2024-09-20): Correction: see attached Appraisal Acknowledgment. Buyer Comment (2024-09-20): . Buyer Comment (2024-09-20): Please see attached Homeownership as it was issued within the Application date of [Redacted]. See Funding Request Form as it indicates application date of [Redacted].	09/20/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Second Home	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019092		3158535010		31648045			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Waterfall finding for Initial Loan Estimate was issued on [Redacted] which was more than 3 business days after the application date of [Redacted].				Reviewer Comment (2024-09-20): proof of application date of [Redacted] received Buyer Comment (2024-09-20): Please see attached ABA as it was issued within the Application date of [Redacted]. See Funding Request Form as it indicates application date of [Redacted].	09/20/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Second Home	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019092		3158535010		31648046			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Waterfall finding for Initial Loan Estimate was issued on [Redacted] which was more than 3 business days after the application date of [Redacted].				Reviewer Comment (2024-09-20): proof of application date of [Redacted] received Buyer Comment (2024-09-20): Please see attached Homeownership as it was issued within the Application date of [Redacted]. See Funding Request Form as it indicates application date of [Redacted].	09/20/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Second Home	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019092		3158535010		31648047			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted] which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified [Redacted]..; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-09-20): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-09-20): . Buyer Comment (2024-09-20): Please see attached Loan Estimate as it was issued within the Application date of [Redacted]. See Funding Request Form as it indicates application date of [Redacted].	09/20/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019095		3158535012		31645236			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The loan amount changed after issuance of title commitment. The final title policy is not provided for review.				Reviewer Comment (2024-09-27): final title policy received Buyer Comment (2024-09-27): Title attached	09/27/2024			1	B	A	B	A	B	A	B	A	B	A		CO	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019096		3158534532		31654886			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of using post-close AUS . Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-16): Universal Product Exception Form in file, exception approved with comp factors.			09/16/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019097		3158534533		31645364			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-09-13): Sufficient Cure Provided At Closing		09/13/2024		1	A	A	A	A	A	A	A	A	A	A		GA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019098		3158534535		31668162			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	The documentation in file for appraisal delivery is dated prior to the date of the only appraisal in file.				Reviewer Comment (2024-09-17): appraisal acknowledgement received Buyer Comment (2024-09-17): Please see the Appraisal acknowledgment dated [Redacted] and [Redacted]. The effective date of the Appraisal is [Redacted], therefore the acknowledgment is not prior to.	09/17/2024			1	B	A	B	A	B	A	B	A	B	A		GA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019098		3158534535		31668163			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2024-09-17): Sufficient Cure Provided within 60 Days of Closing		09/17/2024		1	A	A	A	A	A	A	A	A	A	A		GA	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019099		3158534536		31669061			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-09-17): Sufficient Cure Provided At Closing		09/17/2024		1	A	A	A	A	A	A	A	A	A	A		WA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019101		3158534538		31694581			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-09-20): Sufficient Cure Provided At Closing		09/20/2024		1	A	A	A	A	A	A	A	A	A	A		PA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019101		3158534538		31694583			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-09-20): Sufficient Cure Provided At Closing		09/20/2024		1	A	A	A	A	A	A	A	A	A	A		PA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019101		3158534538		31694585			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-09-20): Sufficient Cure Provided At Closing		09/20/2024		1	A	A	A	A	A	A	A	A	A	A		PA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019103		3158534543		31645944			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on the initial Loan Estimate. A valid change of circumstance not provided for disclosure of new fee and no evidence of tolerance cure provided.				Reviewer Comment (2024-10-03): PCCD, LOX, refund check, and proof of delivery received Buyer Comment (2024-10-03): See PCCD, LOE, Tracking and Refund check		10/03/2024		2	C	B	C	B	C	B	C	B	C	B		IA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019104		3158535017		31647968			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-09-13): Sufficient Cure Provided At Closing		09/13/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019105		3158534547		31636092			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Neither evidence of appraisal delivery nor compliant acknowledgment of receipt signed at closing provided.				Reviewer Comment (2024-09-13): proof of appraisal delivery received Buyer Comment (2024-09-13): See attached proof of Appraisal delivery.	09/13/2024			1	B	A	B	A	B	A	B	A	B	A		MA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019108		3158534554		31641441			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-09-12): Sufficient Cure Provided At Closing		09/12/2024		1	A	A	A	A	A	A	A	A	A	A		NV	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019111		3158534560		31630114			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-09-11): Sufficient Cure Provided At Closing		09/11/2024		1	A	A	A	A	A	A	A	A	A	A		WA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019114		3158534577		31642279			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	The appraisal delivery document in the loan file is dated prior to the date of the appraisal in file.				Reviewer Comment (2024-09-13): proof of appraisal delivery received Buyer Comment (2024-09-13): Appraisal receipt attached	09/13/2024			1	B	A	B	A	B	A	B	A	B	A		OR	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019115		3158534579		31638024			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2024-09-13): appraisal receipt received Buyer Comment (2024-09-13): Please review Appraisal receipts attached	09/13/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Second Home	Purchase		B	B	B	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019115	3158534579	31648706	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions of High-Risk Collateral . Exception approved with comp factors.	Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-13): Universal Product Exception Form in file, exception approved with comp factors.			09/13/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		B	B	B	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019116		3158535024		31650795			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-09-13): Sufficient Cure Provided At Closing		09/13/2024		1	A	A	A	A	A	A	A	A	A	A		TN	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019119	3158534583	31651464	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Maximum Loan Amount discrepancy.	Note loan amount of ___ is greater than Guideline maximum loan amount of ___.	Universal Product Exception Form in file for lender exceptions of Maximum loan amount over the guidelines maximum loan amount of $[Redacted]. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-20): Universal Product Exception Form in file, exception approved with comp factors.			09/20/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019119		3158534583		31651496			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		Need final title policy or supplemental title report showing loan amount coverage equal to the Note amount.				Reviewer Comment (2024-09-25): updated title commitment with correct policy coverage amount has been received Buyer Comment (2024-09-25): Title attached	09/25/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019119	3158534583	31722500	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception to use borrower income as presented. Exception approved, with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-24): Universal Product Exception Form in file, exception approved with comp factors.			09/24/2024	2		B		B		B		B		B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019120		3158535026		31649883			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-09-13): Sufficient Cure Provided At Closing		09/13/2024		1	A	A	A	A	A	A	A	A	A	A		NC	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019122		3158535028		31646295			Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	The disclosure in images was provided to the borrower on the closing date, [Redacted]. An earlier disclosure is not found in images.				Reviewer Comment (2024-09-19): FACTA document received Buyer Comment (2024-09-19): FACTA attached; Notice to home loan applicant -issued [Redacted] with credit report	09/19/2024			1	B	A	B	A	B	A	B	A	B	A		SC	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019123		3158534585		31657940			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-09-16): Sufficient Cure Provided At Closing		09/16/2024		1	A	A	A	A	A	A	A	A	A	A		MA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019124		3158534586		31680077			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2024-09-20): appraisal receipt received Buyer Comment (2024-09-19): Appraisal receipt attached -imaged in file	09/20/2024			1	B	A	B	A	B	A	B	A	B	A		UT	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019125	3158535029	31649046	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[redacted] is over disclosed by $2[redacted] compared to the calculated Amount Financed of [redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [redacted]).	Final Closing Disclosure provided on [redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[redacted] is over disclosed by $[redacted] compared to the calculated Amount Financed of $[redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [redacted]).	Reviewer Comment (2024-10-02): SitusAMC received rebuttal that appraisal management fee included in total cost of appraisal and not a prepaid and that CPL title fee is non-prepaid. However, the appraisal invoice reflects the breakdown of the Appraisal fee with $[redacted] on the appraisal fee and $[redacted] for Appraisal management fee. AMC fee could be a finance charge depending on the purpose of the services. Is the AMC fee for purposes of selecting an appraiser and coordinating receipt of appraisal or for reviewing, confirming data, and verifying the appraisal report? This is the information we are seeking to determine whether the AMC fee is excludable. Please provide a lender attestation stating the services performed on the AMC portion of the fee for determination if a service fee. Regarding the Title-CPL. Typically this is a fee not charged in a cash-transaction as it is related the mortgage loan. Again, SitusAMC would require a lender attestation giving the complete purpose and services of the fee to determine if a finance charge. That state of [redacted] doesn't consider an APR, does not necessarily mean that federal level does not consider a finance charge.

Buyer Comment (2024-10-02): Do not concur-second dispute the Appraisal management fee was included in the total cost of the Appraisal $[redacted] therefore this is a non prepaid fee, the Closing Protection letter was a title company charge -non prepaid

Reviewer Comment (2024-09-23): The AMC fee is listed on the invoice and tested as a finance charge. Cure is required.

Buyer Comment (2024-09-20): Do not concur: Please re-review loan for the Appraisal Management fee, CD does not indicate this fee charged to borrower. The state of [redacted] the Closing Protection letter fee is considered non prepaid .Loan is within threshold tolerance.
																					3	C	C	C	C	C	C	C	C	C	C		IN	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019125	3158535029	31649047	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of [redacted] is under disclosed by $[redacted] compared to the calculated Finance Charge of $[redacted] which exceeds the $[redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]).	Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[redacted] is under disclosed by $[redacted] compared to the calculated Finance Charge of $[redacted] which exceeds the $[redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]).	Reviewer Comment (2024-10-02): SitusAMC received rebuttal that appraisal management fee included in total cost of appraisal and not a prepaid and that CPL title fee is non-prepaid. However, the appraisal invoice reflects the breakdown of the Appraisal fee with $[redacted] on the appraisal fee and $[redacted] for Appraisal management fee. AMC fee could be a finance charge depending on the purpose of the services. Is the AMC fee for purposes of selecting an appraiser and coordinating receipt of appraisal or for reviewing, confirming data, and verifying the appraisal report? This is the information we are seeking to determine whether the AMC fee is excludable. Please provide a lender attestation stating the services performed on the AMC portion of the fee for determination if a service fee. Regarding the Title-CPL. Typically this is a fee not charged in a cash-transaction as it is related the mortgage loan. Again, SitusAMC would require a lender attestation giving the complete purpose and services of the fee to determine if a finance charge. That state of [redacted] doesn't consider an APR, does not necessarily mean that federal level does not consider a finance charge.

Buyer Comment (2024-10-02): Do not concur-second dispute the Appraisal management fee was included in the total cost of the Appraisal $[redacted] therefore this is a non prepaid fee, the Closing Protection letter was a title company charge -non prepaid

Reviewer Comment (2024-09-23): The AMC fee is listed on the invoice and tested as a finance charge. Cure is required.

Buyer Comment (2024-09-20): Do not concur: Please re-review loan for Appraisal Management fee. The state of [redacted] the Closing Protection letter fee is considered non prepaid.
																					3	C	C	C	C	C	C	C	C	C	C		IN	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019126		3158534590		31642375			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	No documentation in file to evidence receipt of the updated appraisal by the borrowers at least [Redacted] business days prior to closing.				Reviewer Comment (2024-09-17): appraisal receipt received Buyer Comment (2024-09-17): Appraisal receipt attached-found in images	09/17/2024			1	B	A	B	A	B	A	B	A	B	A		GA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019127		3158535030		31675382			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Evidence of delivery of final appraisal not provided. The version of the acknowledgment of receipt signed at closing has been deemed non-compliant as it does not specify whether borrower is acknowledging receipt of appraisal at least [Redacted] business days prior to closing or has previously waived the delivery timing requirements and has received the appraisal.				Reviewer Comment (2024-09-19): appraisal receipt received Buyer Comment (2024-09-19): Appraisal receipt attached -originally in file	09/19/2024			1	B	A	B	A	B	A	B	A	B	A		OH	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019129		3158534596		31636136			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2024-09-13): borrower receipt of appraisal received Buyer Comment (2024-09-13): Please review Appraisal receipt attached, in file.	09/13/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019131		3158534599		31647963			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2024-09-20): appraisal receipt receivev Buyer Comment (2024-09-19): Appraisal receipt attached -imaged in file	09/20/2024			1	B	A	B	A	B	A	B	A	B	A		IN	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019132		3158534600		31643050			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-09-12): Sufficient Cure Provided At Closing		09/12/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019135		3158534609		31645335			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy effective date is after the funds disbursed.	Hazard Insurance Policy Effective Date ___; Disbursement Date: ___; Note Date: ___; Transaction Date: ___	Need HOI policy showing it was in effect as of the date of disbursement.	Borrower has verified disposable income of at least $[redacted]. Borrower has worked in the same position for more than [redacted] years. Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted]. The representative FICO score exceeds the guideline minimum by at least [redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-10-03): Client requests waive with comp factors Buyer Comment (2024-10-03): Requesting a waive/downgrade with compensating factors.			10/03/2024	2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019136		3158534610		31646251			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-09-13): Sufficient Cure Provided At Closing		09/13/2024		1	A	A	A	A	A	A	A	A	A	A		NV	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019137		3158534612		31647790			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification the updated appraisal was delivered to borrower was not provided				Reviewer Comment (2024-09-20): appraisal receipt received Buyer Comment (2024-09-19): Appraisal receipt attached-imaged in file	09/20/2024			1	B	A	B	A	B	A	B	A	B	A		NE	Primary	Refinance - Rate/Term		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019138		3158534613		31644918			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.	Final Closing Disclosure provided on [Redacted] disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. All of the Initial escrow payment was paid by the seller at closing. This is an EV2 graded condition.				Reviewer Comment (2024-09-17): client accepts EV2 graded condition Buyer Comment (2024-09-17): Concur- Final CD includes non borrower paid amounts. Accept Grade 2.			09/17/2024	2	B	B	B	B	B	B	B	B	B	B		TN	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019139		3158535033		31645537			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2024-09-19): appraisal acknowledgement received Buyer Comment (2024-09-19): Appraisal Acknowledgment attached ;your receipt of each Valuation report	09/19/2024			1	B	A	B	A	B	A	B	A	B	A		AZ	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019139		3158535033		31645540			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.	EV2/B graded condition. Final Closing Disclosure provided on [Redacted] disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.				Reviewer Comment (2024-09-19): client accepts EV2/B grade Buyer Comment (2024-09-19): Concur Final CD Initial Escrow payment with seller amount. Accept Grade 2	09/19/2024			1	B	A	B	A	B	A	B	A	B	A		AZ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019139		3158535033		31645542			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-09-13): Sufficient Cure Provided At Closing		09/13/2024		1	A	A	A	A	A	A	A	A	A	A		AZ	Primary	Purchase	Final CD evidences Cure	B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019140		3158534616		31647635			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The Note amount is $[Redacted], and the appraisal indicated the estimated cost new is $[Redacted]. Based on hazard insurance coverage of $[Redacted], the loan is short of the required coverage by $[Redacted]. An Insurer's Replacement Cost Estimate was not in file.				Reviewer Comment (2024-09-26): RCE from insurance company received, HOI coverage is sufficient Buyer Comment (2024-09-26): Hazard Insurance replacement cost attached	09/26/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019140		3158534616		31647651			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Missing evidence of receipt of Appraisal provided to the borrower(s) three (3) business days prior to consummation in the file.				Reviewer Comment (2024-09-26): reciept of appraisal received Buyer Comment (2024-09-26): Appraisal receipt attached	09/26/2024			1	B	A	B	A	B	A	B	A	B	A		GA	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019140		3158534616		31647653			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted]plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-09-13): Sufficient Cure Provided At Closing		09/13/2024		1	A	A	A	A	A	A	A	A	A	A		GA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019141		3158534621		31635467			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	The Copy of E-sign consent Agreement is missing in the file.				Reviewer Comment (2024-09-13): E consent form received Buyer Comment (2024-09-13): Please review Consent attached	09/13/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019145		3158534630		31644340			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-09-13): Sufficient Cure Provided At Closing		09/13/2024		1	A	A	A	A	A	A	A	A	A	A		AZ	Primary	Purchase	Final CD evidences Cure	D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019145		3158534630		31658066			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. AVM supports value. Vendor/FSD do not meet Fitch criteria. Sec ID: 10						Reviewer Comment (2024-09-23): CDA received, supporting appraised value Buyer Comment (2024-09-23): Please see attached CDA.	09/23/2024			1	A	A	D	A	A	A	A	A	A	A		AZ	Primary	Purchase		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019146		3158535034		31646765			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Evidence of appraisal delivery not provided for updated appraisal dated [Redacted]. The version of the acknowledgment of receipt signed at closing has been deemed non-compliant as it does not specify whether borrower is acknowledging receipt of appraisal at least 3 business days prior to closing or has previously waived the delivery timing requirements and has received the appraisal.				Reviewer Comment (2024-09-19): appraisal receipt received Buyer Comment (2024-09-19): Appraisal receipt attached -doc in file	09/19/2024			1	B	A	B	A	B	A	B	A	B	A		WA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019147		3158534633		31637743			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2024-09-12): Sufficient Cure Provided within 60 Days of Closing		09/12/2024		1	A	A	A	A	A	A	A	A	A	A		NC	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019154		3158535038		31646461			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	No documentation in the loan file to evidence receipt of the appraisal by the borrowers at least 3 days prior to closing.				Reviewer Comment (2024-09-19): appraisal acknowledgement received Buyer Comment (2024-09-19): Do Not Concur - please review appraisal ack.	09/19/2024			1	B	A	B	A	B	A	B	A	B	A		MD	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019155		3158534649		31645670			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2024-09-13): Sufficient Cure Provided within [Redacted] Days of Closing		09/13/2024		1	A	A	A	A	A	A	A	A	A	A		CT	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019155		3158534649		31645676			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).	Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted].				Reviewer Comment (2024-09-23): [Redacted] received lender attestation on purpose of credit tech & verif fee that is one time fee Buyer Comment (2024-09-19): Please review lender Cert around Credit Tech and Verification Fee - considered Non-APR	09/23/2024			1	C	A	C	A	C	A	C	A	C	A		CT	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019155		3158534649		31645677			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted]compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted].				Reviewer Comment (2024-09-23): [Redacted] received lender attestation on purpose of credit tech & verif fee that is one time fee	09/23/2024			1	C	A	C	A	C	A	C	A	C	A		CT	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019156		3158534650		31637891			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2024-09-16): appraisal acknowledgement received Buyer Comment (2024-09-16): Do Not Concur - appraisal ack. in file	09/16/2024			1	B	A	B	A	B	A	B	A	B	A		SC	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019159		3158534659		31646436			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	No documentation in the loan file to evidence receipt of the appraisal by the borrowers at least [Redacted] business days prior to closing.				Reviewer Comment (2024-09-13): proof of delivery received Buyer Comment (2024-09-13): Do Not Concur - borrower signed acknowledgement of receipt	09/13/2024			1	B	A	B	A	B	A	B	A	B	A		MA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019161		3158534661		31646283			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-09-13): Sufficient Cure Provided At Closing		09/13/2024		1	A	A	A	A	A	A	A	A	A	A		AZ	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019161		3158534661		31670591			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	Initial Loan Estimate electronically issued on [Redacted] and electronically signed on [Redacted]. Earliest consent provided is dated [Redacted].				Reviewer Comment (2024-09-20): [Redacted] received earliest e-consen dated [Redacted]. Buyer Comment (2024-09-19): Please review prior online consent documentation -[Redacted] and [Redacted] acknowledged consent [Redacted]	09/20/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019165		3158534668		31669323			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-09-17): Sufficient Cure Provided At Closing		09/17/2024		1	A	A	A	A	A	A	A	A	A	A		WA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019167		3158534671		31652229			Credit	Title	Document Error	Title	The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary title policy is within [Redacted] or [Redacted] and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-09-23): supplemental title report received Buyer Comment (2024-09-23): please review Prel. title schedule A	09/23/2024			1	C	A	C	A	C	A	C	A	C	A		OR	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019168		3158534672		31646181			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	No documentation in the loan file to evidence receipt of the appraisal by the borrowers.				Reviewer Comment (2024-09-19): appraisal acknowledgement documentation received Buyer Comment (2024-09-19): sorry please disregard [Redacted] Doc- please review [Redacted] doc Buyer Comment (2024-09-19): do not concur -please review borrower ack.	09/19/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019171		3158534677		31642483			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Appraisal report dated [Redacted] missing evidence of receipt.				Reviewer Comment (2024-09-16): appraisal acknowledgement received Buyer Comment (2024-09-16): Do Not Concur - please review appraisal ack.	09/16/2024			1	B	A	B	A	B	A	B	A	B	A		AZ	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019172		3158534682		31646380			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Neither evidence of delivery of final appraisal nor compliant acknowledgment of receipt signed at closing provided.				Reviewer Comment (2024-09-19): appraisal acknowledgement received Buyer Comment (2024-09-19): additional appraisal receipt Buyer Comment (2024-09-19): Please review appraisal e-sent [Redacted]	09/19/2024			1	B	A	B	A	B	A	B	A	B	A		NJ	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019173		3158534684		31685655			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-09-19): Sufficient Cure Provided At Closing		09/19/2024		1	A	A	A	A	A	A	A	A	A	A		MD	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019176		3158534687		31646123			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2024-09-19): appraisal acknowledgement received Buyer Comment (2024-09-19): Do Not Concur - appraisal ack. in file	09/19/2024			1	B	A	B	A	B	A	B	A	B	A		WA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019177		3158535048		31645640			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	Initial Loan Estimate electronically issued on [Redacted] and electronically signed on [Redacted]. Earliest consent provided is dated [Redacted].				Reviewer Comment (2024-09-23): [Redacted] received earliest e-consent dated [Redacted]. Buyer Comment (2024-09-19): prior e-consent Buyer Comment (2024-09-19): Please review again [Redacted] accepted E Record and Signature Disc. [Redacted]	09/23/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019178		3158534689		31651519			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2024-09-20): appraisal acknowledgement received Buyer Comment (2024-09-20): Do Not Concur - appraisal Ack in file	09/20/2024			1	B	A	B	A	B	A	B	A	B	A		AZ	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019181		3158534694		31649143			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-09-13): Sufficient Cure Provided At Closing		09/13/2024		1	A	A	A	A	A	A	A	A	A	A		CO	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019181		3158534694		31649144			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-09-13): Sufficient Cure Provided At Closing		09/13/2024		1	A	A	A	A	A	A	A	A	A	A		CO	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019181		3158534694		31649145			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-09-13): Sufficient Cure Provided At Closing		09/13/2024		1	A	A	A	A	A	A	A	A	A	A		CO	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019183		3158534699		31644423			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.					Reviewer Comment (2024-09-17): borrower acknowledgement received Buyer Comment (2024-09-17): Do Not Concur - please review borrower ack.	09/17/2024			1	B	A	B	A	B	A	B	A	B	A		IN	Primary	Purchase		C	C	C	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019183		3158534699		31644424			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - K-1 Less Than 25 Percent	General QM: Unable to verify current K-1 (Less than 25% Ownership) status using reasonably reliable third-party records.	Waterfall finding due to the missing most recent K-1.				Reviewer Comment (2024-09-17): K-1 received	09/17/2024			1	C	A	C	A	C	A	C	A	C	A		IN	Primary	Purchase		C	C	C	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019183		3158534699		31644425			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - K-1 Less Than 25 Percent	General QM: Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records.	Waterfall finding due to the missing most recent K-1				Reviewer Comment (2024-09-17): K-1 received	09/17/2024			1	C	A	C	A	C	A	C	A	C	A		IN	Primary	Purchase		C	C	C	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019183		3158534699		31644426			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on [redacted] are underdisclosed.	Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on [redacted] are underdisclosed due to the HOA fee, it was not disclosed on the closing disclosure to the borrower but it reflects on the appraisal				Reviewer Comment (2024-09-29): SitusAMC Received Corrected PCCD and LOE. Buyer Comment (2024-09-27): . Buyer Comment (2024-09-27): Concur - please review PCCD and LOX		09/29/2024		2	C	B	C	B	C	B	C	B	C	B		IN	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	C	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019183		3158534699		31644454			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Waterfall finding due to the missing most recent K-1 , resulting in a loan designation discrepancy.				Reviewer Comment (2024-09-17): K-1 received	09/17/2024			1	B	A	C	A	B	A	C	A	B	A		IN	Primary	Purchase	Lender to provide updated ATR/QM status	C	C	C	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019183	3158534699	31644455	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[redacted] is over disclosed by $[redacted] compared to the calculated Amount Financed of $[redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [redacted]).	The disclosed Amount Financed in the amount of $[redacted] is over disclosed by $[redacted] compared to the calculated Amount Financed of $[redacted].	Reviewer Comment (2024-09-18): SituisAMC received rebuttal that Title-CPL and the related lender title insurance fee are not finance charges. However, a Closing Protection Letter fees $[redacted] & $[redacted] are a type of insurance/protection for the lender that is not a component of, or related to, title examination, abstract of title, title insurance, property survey and similar purposes, nor document preparation. The CPL would not be considered a 4(c)(7) type of fee that would be excluded from finance charges. Additionally the Title-Title Services and Lender's for $[redacted] has a description that this is a service and not able to determine this is Lender title insurance related. Cure for underdisclosure of $[redacted] has been calculated. Lender can provide a Lender Attestation that gives the specific purposes and services for the fees for SAMC review to determine if a finance charge, or cure with Corrected CD, LOE to borrower, copy of cure refund for the total underdisclosure and proof of mailing.

Buyer Comment (2024-09-17): Do Not Concur - please review page 4 of Mavent - fee clarified as related to Lenders Title Insurance, Non-APR
																					3	C	C	C	C	C	C	C	C	C	C		IN	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019183	3158534699	31644456	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[redacted] is under disclosed by $[redacted] compared to the calculated Finance Charge of $[redacted] which exceeds the $[redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]).	The disclosed Finance Charge in the amount of $[redacted] is under disclosed by $[redacted] compared to the calculated Finance Charge of $[redacted] which exceeds the $[redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]).	Reviewer Comment (2024-09-18): SituisAMC received rebuttal that Title-CPL and the related lender title insurance fee are not finance charges. However, a Closing Protection Letter fees $[redacted] & $[redacted] are a type of insurance/protection for the lender that is not a component of, or related to, title examination, abstract of title, title insurance, property survey and similar purposes, nor document preparation. The CPL would not be considered a 4(c)(7) type of fee that would be excluded from finance charges. Additionally the Title-Title Services and Lender's for $[redacted] has a description that this is a service and not able to determine this is Lender title insurance related. Cure for underdisclosure of $[redacted] has been calculated. Lender can provide a Lender Attestation that gives the specific purposes and services for the fees for SAMC review to determine if a finance charge, or cure with Corrected CD, LOE to borrower, copy of cure refund for the total underdisclosure and proof of mailing.

Buyer Comment (2024-09-17): Do Not Concur -when the ($[redacted]) CPL was not required by the lender (disclosed in category C/Title) but is required under state law then the charge may be excluded from the prepaid finance charge.  Legal has confirmed  for [redacted] the CPL can be excluded as a prepaid without any additional documentation from the correspondent.
																					3	C	C	C	C	C	C	C	C	C	C		IN	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019183		3158534699		31656698			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Income documentation requirements not met due to the missing most recent K-1				Reviewer Comment (2024-09-17): K-1 received	09/17/2024			1	C	A	C	A	C	A	C	A	C	A		IN	Primary	Purchase		C	C	C	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019183		3158534699		31656738			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to the missing most recent K-1.				Reviewer Comment (2024-09-17): K-1 received	09/17/2024			1	C	A	C	A	C	A	C	A	C	A		IN	Primary	Purchase		C	C	C	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019183		3158534699		31656742			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	K-1 [redacted] missing in the file				Reviewer Comment (2024-09-17): K-1 received Buyer Comment (2024-09-17): Please review K-1 [redacted] located in file	09/17/2024			1	C	A	C	A	C	A	C	A	C	A		IN	Primary	Purchase		C	C	C	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019183		3158534699		31656760			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to the missing most recent K-1				Reviewer Comment (2024-09-17): K-1 received	09/17/2024			1	C	A	C	A	C	A	C	A	C	A		IN	Primary	Purchase		C	C	C	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019186		3158534709		31636431			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2024-09-27): receipt of appraisal received Buyer Comment (2024-09-27): concur - please review	09/27/2024			1	B	A	B	A	B	A	B	A	B	A		PA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019186		3158534709		31648214			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	No documentation in file to evidence original report was provided to borrowers at least 3 business days prior to closing.				Reviewer Comment (2024-09-27): reciept of appraisal received	09/27/2024			1	B	A	B	A	B	A	B	A	B	A		PA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019189		3158534717		31639757			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.					Reviewer Comment (2024-09-16): appraisal acknowledgement received Buyer Comment (2024-09-16): Do Not Concur - appraisal ack. in file	09/16/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019189		3158534717		31639760			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2024-09-12): Sufficient Cure Provided within 60 Days of Closing		09/12/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019191		3158534723		31646797			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Appraisal Re-Inspection fee disclosed on Initial Loan Estimate dated [Redacted] in the amount of $[Redacted] but disclosed as $[Redacted] on the final Closing Disclosure dated [Redacted]. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.				Reviewer Comment (2024-09-13): Sufficient Cure Provided At Closing		09/13/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019191	3158534723	31676289	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Missing tax verification for property located at [Redacted].	Reviewer Comment (2024-09-19): evidence showing property was sold prior to subject transaction received

Buyer Comment (2024-09-19): [Redacted]

Reviewer Comment (2024-09-19): please provide the [Redacted] proof of sale and we can resolve this issue.

Buyer Comment (2024-09-19): REO NOTES:
Rental: [Redacted]: PI: $[Redacted] + HOI: $[Redacted] + Tax: $[Redacted] = $[Redacted]. Borrower was originally qualified using rental income and the prior two years tax returns. While searching to confirm any possible HOA dues, [Redacted] confirms property was sold [Redacted], the day before the note date of the subject transaction. No rental income will be used to qualify, explanation will be requested.

REO TOTAL: $[Redacted]
																		09/19/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019194		3158535059		31694080			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Appraisal sent on [Redacted]. Default receipt date is [Redacted], which is less than 3 business days prior to Note date ([Redacted]). Neither compliant borrower's acknowledgment of receipt nor waiver of delivery timing requirements provided.				Reviewer Comment (2024-09-23): appraisal waiver received, [Redacted] Buyer Comment (2024-09-23): Do Not concur - please review waiver	09/23/2024			1	B	A	B	A	B	A	B	A	B	A		MN	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019194	3158535059	31694081	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Fee disclosed as $[Redacted] on the initial Loan Estimate but disclosed as $[Redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for fee increase and no evidence of tolerance cure provided. As fee is paid to a lender affiliate, it is subject to a [Redacted]% tolerance. Borrower's selection of lender affiliate as service provider is not a valid reason for fee increase.	Reviewer Comment (2024-09-26): [Redacted] received VCC.

Reviewer Comment (2024-09-26): [Redacted] received rebuttal comment. The reason provided is insufficient. To validate the reason for change required more information on title company used at the time of initial LE and when lender has received borrower confirmation to change the title company. LOS snip, borrower email or conversation log can be provided to validate the change or cure would be required.

Buyer Comment (2024-09-24): Please review again - borrower signed affiliate agreement [Redacted] and [Redacted] confirming understanding of who the affiliated business are and Change in Circumstance specifically states borrower made request - required LE  was provided - change in title company would validate a re-baseline of title fees

Reviewer Comment (2024-09-24): [Redacted] received COC dated [Redacted] indicates Borrower has chosen to use affiliate title company. However, we also required additional information on how that the selecting affiliate title company to impacts title fees and provide information supporting lender's knowledge of when they became aware of the changes or Cure is due to borrower.

Buyer Comment (2024-09-20): please review valid CIC located in file - borrower changed to affiliate
																		09/26/2024			1	C	A	C	A	C	A	C	A	C	A		MN	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019197		3158534734		31648171			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.	Due to the property tax escrows being disclosed as seller-paid, the total escrow amount on p.2, Section G of the final Closing Disclosure is $[Redacted]. The initial escrow payment disclosed on p.4 reflects all borrower-paid escrows ($[Redacted]).				Reviewer Comment (2024-09-20): client accepts EV2/B grade Buyer Comment (2024-09-20): Accepting EV2.			09/20/2024	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019197		3158534734		31685196			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Appraisal sent on [Redacted]. A signed delivery timing waiver is provided, however, evidence of actual receipt date is not provided. The Default receipt date is [Redacted], which after Note date ([Redacted]).				Reviewer Comment (2024-09-20): appraisal acknowledgement received Buyer Comment (2024-09-20): Please review uploaded appraisal acknowledgement.	09/20/2024			1	B	A	B	A	B	A	B	A	B	A		MA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019199		3158534735		31649130			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted]exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-09-13): Sufficient Cure Provided At Closing		09/13/2024		1	A	A	A	A	A	A	A	A	A	A		NC	Primary	Purchase	Final CD evidences Cure	C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019199		3158534735		31649324			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The Note amount is $[Redacted], and the appraisal did not indicate the estimated cost new. Based on hazard insurance coverage of $[Redacted], the loan is short of the required coverage by $[Redacted]. An Insurer's Replacement Cost Estimate was not in file.				Reviewer Comment (2024-09-24): RCE received, HOI coverage is sufficient Buyer Comment (2024-09-24): Please review uploaded RCE.	09/24/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019199		3158534735		31693583			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	No documentation in file to evidence delivery of the updated appraisal to the borrowers.				Reviewer Comment (2024-09-20): proof of appraisal receipt received Buyer Comment (2024-09-20): Please review uploaded proof of appraisal receipt.	09/20/2024			1	B	A	B	A	B	A	B	A	B	A		NC	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019200		3158534740		31669238			Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	-	The verification of employment for the co-borrower is dated [Redacted], which is greater than 10 days prior to the Note date.				Reviewer Comment (2024-09-18): VOE received Buyer Comment (2024-09-18): Please review uploaded VOE.	09/18/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019200		3158534740		31669239			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	Waterfall finding due to missing verification of employment documentation.				Reviewer Comment (2024-09-18): VOE received Buyer Comment (2024-09-18): Please review uploaded VOE.	09/18/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019201		3158534741		31696415			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	The appraisal fee was increased and although there is a Change of Circumstance form in file it does not provide a valid reason for the increase and there is no evidence of a tolerance cure.								3	C	C	C	C	C	C	C	C	C	C		CA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019204		3158534748		31652240			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Neither evidence of delivery of updated appraisal, dated [Redacted], nor compliant acknowledgment of receipt signed at closing provided.				Reviewer Comment (2024-09-16): appraisal acknowledgement received Buyer Comment (2024-09-16): pleas review uploaded appraisal acknowledgement.	09/16/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019205		3158534751		31651782			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The Note amount is $[Redacted] , and the estimated cost new is not disclosed on the appraisal. Based on hazard insurance coverage of $[Redacted], the loan is short of the required coverage by $[Redacted]. Extended coverage is not disclosed and the documented estimated replacement cost is $[Redacted].				Reviewer Comment (2024-09-24): HOI coverage is sufficient Buyer Comment (2024-09-24): Hazard insurance attached-please see page 2 of attached policy showing increased RC of [Redacted]% of dwelling coverage	09/24/2024			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019207		3158534754		31645091			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP SSR in file had a risk score of [Redacted], which does not meet securitization requirements.				Reviewer Comment (2024-09-17): field review received Buyer Comment (2024-09-17): Please review uploaded field review.	09/17/2024			1	D	A	D	A	D	A	D	A	D	A		NC	Primary	Purchase		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019209		3158534758		31648645			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of missing basement photos from appraisal. Exception approved with comp factors.	Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-13): Universal Product Exception Form in file, exception approved with comp factors.			09/13/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		B	B	B	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019209		3158534758		31650729			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	No documentation in the loan file to evidence delivery of the report to the borrowers				Reviewer Comment (2024-09-16): proof of appraisal delivery received Buyer Comment (2024-09-16): Please review uploaded proof of delivery on [Redacted].	09/16/2024			1	B	A	B	A	B	A	B	A	B	A		WA	Primary	Purchase		B	B	B	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019209		3158534758		31655042			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	No documentation in the loan file to evidence delivery of the report to the borrowers				Reviewer Comment (2024-09-16): proof of delivery received Buyer Comment (2024-09-16): Please review uploaded proof of delivery on [Redacted].	09/16/2024			1	B	A	B	A	B	A	B	A	B	A		WA	Primary	Purchase		B	B	B	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019211		3158534763		31651206			Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	-	Missing VVOE for borrower obtained within [Redacted] days of Note date.				Reviewer Comment (2024-09-20): VVOE received Buyer Comment (2024-09-20): Please review uploaded VOE.	09/20/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019211		3158534763		31651207			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within [Redacted] business days of the Note.	-	Missing VVOE for borrower obtained within [Redacted] days of Note date.				Reviewer Comment (2024-09-20): VVOE received Buyer Comment (2024-09-20): Please review uploaded VOE.	09/20/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019211		3158534763		31694998			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to missing VVOE for borrower, resulting in a loan designation discrepancy.				Reviewer Comment (2024-09-20): VVOE received Buyer Comment (2024-09-20): Please review uploaded VOE.	09/20/2024			1	B	A	C	A	B	A	C	A	B	A		WA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019211		3158534763		31694999			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to missing VVOE for borrower.				Reviewer Comment (2024-09-20): VVOE received Buyer Comment (2024-09-20): Please review uploaded VOE.	09/20/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019211		3158534763		31695032			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to missing VVOE for borrower.				Reviewer Comment (2024-09-20): VVOE received Buyer Comment (2024-09-20): Please review uploaded VOE.	09/20/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019211		3158534763		31695039			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing VVOE for borrower obtained within [Redacted] days of Note date.				Reviewer Comment (2024-09-20): VVOE received Buyer Comment (2024-09-20): Please review uploaded VOE.	09/20/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019212		3158535062		31639269			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-09-12): Sufficient Cure Provided At Closing		09/12/2024		1	A	A	A	A	A	A	A	A	A	A		IL	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019212		3158535062		31639305			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-09-12): Sufficient Cure Provided At Closing		09/12/2024		1	A	A	A	A	A	A	A	A	A	A		IL	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019213		3158535063		31644039			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted], Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted].	Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions may have been filed, the loan is being qualified on income that is not considered most recent. Exception can be left open or waived as it cannot be cured or cleared.				Reviewer Comment (2024-09-16): income documentation in file is acceptable per guidelines	09/16/2024			1	B	A	B	A	B	A	B	A	B	A		AZ	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019214		3158534766		31647731			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-09-13): Sufficient Cure Provided At Closing		09/13/2024		1	A	A	A	A	A	A	A	A	A	A		WA	Second Home	Purchase	Final CD evidences Cure	B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019214		3158534766		31680555			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Evidence of delivery of final appraisal not provided.				Reviewer Comment (2024-09-19): appraisal acknowledgement received Buyer Comment (2024-09-19): Please review uploaded appraisal acknowledgement.	09/19/2024			1	B	A	B	A	B	A	B	A	B	A		WA	Second Home	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019216		3158534769		31644210			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-09-13): Sufficient Cure Provided At Closing		09/13/2024		1	A	A	A	A	A	A	A	A	A	A		MN	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019216		3158534769		31644211			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-09-13): Sufficient Cure Provided At Closing		09/13/2024		1	A	A	A	A	A	A	A	A	A	A		MN	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019216		3158534769		31644212			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Copy/Rush Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-09-13): Sufficient Cure Provided At Closing		09/13/2024		1	A	A	A	A	A	A	A	A	A	A		MN	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019216		3158534769		31644215			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided				Reviewer Comment (2024-09-17): appraisal acknowledgement received Buyer Comment (2024-09-17): Please see attached appraisal acknowledgement.	09/17/2024			1	B	A	B	A	B	A	B	A	B	A		MN	Primary	Refinance - Rate/Term		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019216		3158534769		31657381			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		File is missing a Form 442 reflecting the subject is complete. There are multiple 442s in the file but they all indicate the subject is not yet complete.				Reviewer Comment (2024-09-19): 442 showing property was completed has been received. Buyer Comment (2024-09-19): Please review uploaded Form 442.	09/19/2024			1	C	A	C	A	C	A	C	A	C	A		MN	Primary	Refinance - Rate/Term		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019216		3158534769		31657659			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-09-16): Sufficient Cure Provided At Closing		09/16/2024		1	A	A	A	A	A	A	A	A	A	A		MN	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019217		3158535065		31649322			Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003		Initial loan application (1003) was not provided in the file.				Reviewer Comment (2024-09-20): initial 1003 received Buyer Comment (2024-09-20): Please review uploaded initial 1003 from [Redacted].	09/20/2024			1	B	A	B	A	B	A	B	A	B	A		MA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019218		3158534772		31650261			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.					Reviewer Comment (2024-09-16): appraisal acknowledgement received Buyer Comment (2024-09-16): Please review uploaded certificate o valuation delivery and appraisal acknowledgement. Appraisal done [Redacted].	09/16/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Second Home	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019220		3158534779		31675884			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-09-18): Sufficient Cure Provided At Closing		09/18/2024		1	A	A	A	A	A	A	A	A	A	A		WA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019222		3158534781		31646688			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2024-09-19): appraisal acknowledgement received Buyer Comment (2024-09-19): Please review uploaded proof of appraisal delivery.	09/19/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019222		3158534781		31675667			Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Loan is short the minimum [Redacted] mo reserves required when retirement assets are part of the assets.				Reviewer Comment (2024-09-19): additional asset documentation received Buyer Comment (2024-09-19): Please review uploaded [Redacted] statements.	09/19/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019222		3158534781		31675668			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Loan is short the minimum [Redacted] mo reserves required when retirement assets are part of the assets.				Reviewer Comment (2024-09-19): additional asset documentation received Buyer Comment (2024-09-19): Please review uploaded [Redacted] statements.	09/19/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019222		3158534781		31675673			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to the reserve shortage, resulting in a Loan Designation discrepancy.				Reviewer Comment (2024-09-19): additional asset documentation received Buyer Comment (2024-09-19): Please review uploaded [Redacted] statements.	09/19/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019222		3158534781		31675674			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to the reserve shortage.				Reviewer Comment (2024-09-19): additional asset documentation received Buyer Comment (2024-09-19): Please review uploaded [Redacted] statements.	09/19/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019222		3158534781		31675687			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to reserve shortage.				Reviewer Comment (2024-09-19): additional asset documentation received Buyer Comment (2024-09-19): Please review uploaded [Redacted] statements.	09/19/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019224		3158534790		31648084			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.					Reviewer Comment (2024-09-13): proof of appraisal delivery received Buyer Comment (2024-09-13): Please see uploaded proof of appraisal delivery on [Redacted]. Appraisal completed [Redacted].	09/13/2024			1	B	A	B	A	B	A	B	A	B	A		NJ	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019227		3158534799		31645421			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted]exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Credit Report Fee was last disclosed as $[Redacted] on LE but disclosed as $[Redacted] on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.				Reviewer Comment (2024-09-23): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Buyer Comment (2024-09-19): Please remove error. Final CD reflects cure of $[Redacted]. CBR at time of initial LE was $[Redacted]and reflected as $[Redacted], rounded down. $[Redacted]on final CD - $[Redacted]cure = $[Redacted].	09/23/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019227		3158534799		31705888			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-09-23): Sufficient Cure Provided At Closing		09/23/2024		1		A		A		A		A		A		CA	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019228		3158535071		31669064			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	No documentation in the loan file to evidence receipt of the appraisal by the borrower at least [Redacted] business days prior to closing.				Reviewer Comment (2024-09-18): appraisal delivery recieved Buyer Comment (2024-09-18): Pease see uploaded proof of appraisal delivery on [Redacted].	09/18/2024			1	B	A	B	A	B	A	B	A	B	A		CO	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019229		3158534805		31677173			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2024-09-19): appraisal acknowledgement received Buyer Comment (2024-09-19): Please review uploaded appraisal acknowledgement.	09/19/2024			1	B	A	B	A	B	A	B	A	B	A		TN	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019232		3158535075		31645457			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to the missing document required to exclude the charge account [Redacted] from DTI , resulting in a loan designation discrepancy.				Reviewer Comment (2024-09-18): proof of payoff received Buyer Comment (2024-09-18): Please see uploaded doc and remove citing. The duplicate [Redacted] was deleted for being a duplicate. There was only one [Redacted] card and it was paid off on the final CD.	09/18/2024			1	B	A	C	A	B	A	C	A	B	A		SC	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019232		3158535075		31645460			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		File is missing documentation required to exclude the charge account [Redacted] from DTI.				Reviewer Comment (2024-09-18): proof of payoff received Buyer Comment (2024-09-18): Please see uploaded doc and remove citing. The duplicate {Redacted] was deleted for being a duplicate. There was only one [Redacted] card and it was paid off on the final CD.	09/18/2024			1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019232		3158535075		31645463			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to the missing document required to exclude the charge account [Redacted} from DTI.				Reviewer Comment (2024-09-18): proof of payoff received Buyer Comment (2024-09-18): Please see uploaded doc and remove citing. The duplicate [Redacted] was deleted for being a duplicate. There was only one [Redacted] card and it was paid off on the final CD.	09/18/2024			1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019232		3158535075		31666392			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted]% significantly exceeds the guideline maximum of [Redacted]%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Waterfall finding due to the missing document required to exclude the charge account [Redacted] from DTI.				Reviewer Comment (2024-09-18): proof of payoff received Buyer Comment (2024-09-18): Please see uploaded doc and remove citing. The duplicate Redacted] was deleted for being a duplicate. There was only one [Redacted] card and it was paid off on the final CD.	09/18/2024			1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019237		3158534816		31644669			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The Note amount is $[Redacted] , and the appraisal indicated the estimated cost new is $[Redacted]. Based on hazard insurance coverage of $[Redacted] , the loan is short of the required coverage by $[Redacted] . An Insurer's Replacement Cost Estimate was not in file.				Reviewer Comment (2024-09-24): RCE received, and HOI coverage is sufficient Buyer Comment (2024-09-24): Please review uploaded RCE.	09/24/2024			1	C	A	C	A	C	A	C	A	C	A		MD	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019238		3158534818		31651129			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Neither evidence of appraisal delivery nor compliant acknowledgment of receipt signed at closing provided.				Reviewer Comment (2024-09-20): appraisal acknowldegement received Buyer Comment (2024-09-20): Please review uploaded appraisal acknowledgement.	09/20/2024			1	B	A	B	A	B	A	B	A	B	A		NC	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019239		3158535079		31630984			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Appraisal Re-Inspection Fee was not previously disclosed to the borrower on the loan estimate but it appeared on the final CD. No valid Change of Circumstance found in the file and no evidence of a tolerance cure.				Reviewer Comment (2024-09-17): [Redacted] received screen print with rebuttal comment for the 1004D inspection will be required to confirm that all [Redacted] work has been completed for valid Changed circumstance. . Buyer Comment (2024-09-13): Do not Concur. Valid CICs for ApprValue, Fnl InspRq, ApprOrder occurred on [Redacted]. Lev6 disclosed timely same day	09/17/2024			1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019239	3158535079	31631007	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of ___ is greater than Guideline total cash-out of ___.	Universal Product Exception Form in file for lender exception to the maximum amount of cash out. Exception approved with comp factors.	The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has owned the subject property for at least [Redacted] years.

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-12): Universal Product Exception Form in file, exception approved with comp factors.			09/12/2024	2	B	B	B	B	B	B	B	B	B	B		UT	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019239		3158535079		31631016			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		Trust Rider is missing.				Reviewer Comment (2024-09-15): trust rider not required for subject loan situation Buyer Comment (2024-09-13): Trust Rider not required for a Irrevocable Trust	09/15/2024			1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019239	3158535079	31638123	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions for collateral due to property closing in the name of an irrevocable trust and for income documentation related to the business tax extension. Exception approved with comp factors.	The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has owned the subject property for at least [Redacted] years.

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-12): Universal Product Exception Form in file, exception approved with comp factors.			09/12/2024	2	B	B	B	B	B	B	B	B	B	B		UT	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019240	3158534819	31638244	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception for vesting in a trust. Exception approved, with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-12): Universal Product Exception Form in file, exception approved with comp factors.			09/12/2024	2	B	B	B	B	B	B	B	B	B	B		OR	Second Home	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019241		3158534820		31630727			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of Income calculation . Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-11): Universal Product Exception Form in file, exception approved with comp factors.			09/11/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019242		3158534824		31626718			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan estimate was issued on [Redacted] which was more than [Redacted] business day after the application date of [Redacted]				Reviewer Comment (2024-09-11): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-09-11): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	09/11/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019242		3158534824		31626720			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing				Reviewer Comment (2024-09-11): Sufficient Cure Provided At Closing		09/11/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019242		3158534824		31627941			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions for Prod/program restrictions related to the documentation of rental payments and asset documentation related to the documentation of large deposits from exercising RSU rights.. Exceptions approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-11): Universal Product Exception Form in file, exception approved with comp factors.			09/11/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019244		3158534828		31631288			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Fee disclosed as $[Redacted] on the initial Loan Estimate but disclosed as $[Redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for fee increase and no evidence of tolerance cure provided.				Reviewer Comment (2024-09-17): [Redacted] received valid COC dated [Redacted]. Buyer Comment (2024-09-13): Do not Concur. Valid CICs for ReqFeeChg and LnPoints occurred on [Redacted]. Pricing and Expiration Changes occurred on [Redacted]. Loan discount points disclosed timely on CDv2 same day.	09/17/2024			1	C	A	C	A	C	A	C	A	C	A		LA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019244		3158534828		31638702			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of use of business funds to pay off liability prior to closing. Exceptions approved with comp factors.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has worked in the same position for more than [Redacted] years. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-12): Universal Product Exception Form in file, exception approved with comp factors.			09/12/2024	2	B	B	B	B	B	B	B	B	B	B		LA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019245		3158535080		31627417			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-09-11): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-09-11): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	09/11/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019245		3158535080		31629227			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception of employment/income of the borrower commencing within [Redacted] days of the Note date. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-11): Universal Product Exception Form in file, exception approved with comp factors.			09/11/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019247		3158534830		31628436			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted] exceeds tolerance of $-[Redacted]. Insufficient or no cure was provided to the borrower.	The Lender credit was previously disclosed to the borrower on the loan estimate as $[Redacted] but it was no disclosed to the borrower on the closing disclosure.				Reviewer Comment (2024-09-13): [Redacted] received System snip with rebuttal comment for the rate lock for a valid Changed circumstance. Buyer Comment (2024-09-12): Do not Concur. Valid CICs of Initial Loan Lock, LnRate, and LnPoints occurred on [Redacted]. Premium pricing change disclosed same day on Lev2.	09/13/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019247		3158534830		31628437			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. The Recording Fee increased to $[Redacted] on the [Redacted] CD. No cure was provided to the borrower. No valid change of circumstance form was located in file for this fee change.				Reviewer Comment (2024-09-13): [Redacted]: Sufficient cure provided. Full cure amount for tolerance violation was provided at closing (on final CD) resulting in a cleared exception. Buyer Comment (2024-09-12): Do not Concur. Ten Percent baseline $[Redacted]+[Redacted]=[Redacted]. Actual charged $[Redacted] which is a difference of $[Redacted]. This was already cured at closing.	09/13/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019247		3158534830		31644143			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-09-13): Sufficient Cure Provided At Closing		09/13/2024		1		A		A		A		A		A		MI	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019248		3158534831		31627141			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).	Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted].				Reviewer Comment (2024-09-13): Upon further review amount financed was correctly disclosed to consumer Buyer Comment (2024-09-12): Do not concur. [Redacted] has fee labeled as "Title - Services Sales Tax" in the amount of $[Redacted]. However, this is a [Redacted] State Sales Tax charged by the Title Company and should not be considered in the Amount Financed or Finance Charge	09/13/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019248		3158534831		31627142			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page [Redacted] that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted].				Reviewer Comment (2024-09-13): Upon further review finance charge was correctly disclosed to consumer	09/13/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019248	3158534831	31628144	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted] % significantly exceeds the guideline maximum of [Redacted]%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Universal Product Exception Form in file for lender exceptions of DTI Ratio. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-11): Universal Product Exception Form in file, exception approved with comp factors.			09/11/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019248	3158534831	31628148	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Product Exception Form in file for lender exceptions of DTI Ratio. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-11): Universal Product Exception Form in file, exception approved with comp factors.			09/11/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019249	3158535081	31630302	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception due to collateral is SFR + [Redacted] ADUs. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has owned the subject property for at least [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-12): Universal Product Exception Form in file, exception approved with comp factors.			09/12/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019249		3158535081		31630305			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Fee disclosed as $[Redacted] on the initial Loan Estimate but disclosed as $[Redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for fee increase and the cure provided at closing was not sufficient to cure both tolerance issues.				Reviewer Comment (2024-09-16): [Redacted] Received Valid COC. Buyer Comment (2024-09-13): Do not concur. Valid CIC for loan amount occurred on [Redacted]. Also Interest rate, Product change-locked-flip, and pricing changed on [Redacted]. CDv2 disclosed timely on [Redacted].	09/16/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019249		3158535081		31630307			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	Total [Redacted]% tolerance fees disclosed as $[Redacted] on the initial Loan Estimate but disclosed as $[Redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for fee increase(s). The cure provided at closing ($[Redacted]) addresses this violation but is insufficient to address all tolerance violations.				Reviewer Comment (2024-09-16): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Buyer Comment (2024-09-13): Do not Concur. Ten percent baseline $[Redacted]+[Redacted]=$[Redacted] Actual charged $[Redacted]. Difference of $[Redacted] which is already cured at closing	09/16/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019249	3158535081	31637884	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of ___ is greater than Guideline total cash-out of ___.	Universal Product Exception Form in file for lender exception of cash-out exceeding guideline. Exceptions approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has owned the subject property for at least [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-12): Universal Product Exception Form in file, exception approved with comp factors.			09/12/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019249		3158535081		31637895			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Appraisal sent on [Redacted]. Default receipt date is [Redacted], which is less than [Redacted] business days prior to Note date.				Reviewer Comment (2024-09-16): proof of appraisal receipt received Buyer Comment (2024-09-16): Do not concur - E-consent obtained for Borrower [Redacted]. Valuation dated [Redacted] was sent to the borrower [Redacted] via [Redacted] [Redacted] and received/viewed by the Borrower on [Redacted], which is more than 3 days prior to consummation date of [Redacted].	09/16/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019249		3158535081		31653962			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.				Reviewer Comment (2024-09-16): Sufficient Cure Provided At Closing		09/16/2024		1		A		A		A		A		A		CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019250		3158534832		31635422			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Product Exception Form in file for lender exceptions of DTI exceeding guideline. Exceptions approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-12): Universal Product Exception Form in file, exception approved with comp factors.			09/12/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019250		3158534832		31635501			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted]% moderately exceeds the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Universal Product Exception Form in file for lender exceptions of DTI exceeding guideline. Exceptions approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-12): Universal Product Exception Form in file, exception approved with comp factors.			09/12/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019251		3158534833		31636106			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-09-12): Sufficient Cure Provided At Closing		09/12/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019252		3158534835		31619218			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted]% moderately exceeds the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Universal Product Exception Form in file for lender exceptions of DTI Ratio. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-10): Universal Product Exception Form in file, exception approved with comp factors.			09/10/2024	2	B	B	B	B	B	B	B	B	B	B		LA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019252		3158534835		31619299			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Loan discount point of $[Redacted] is disclosed on the Loan Estimate dated [Redacted] increased to $[Redacted] on the Final Closing Disclosure dated [Redacted]. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.				Reviewer Comment (2024-09-13): [Redacted] received COC dated [Redacted] for rate lock. Buyer Comment (2024-09-11): Do not concur. Interest rate was not locked until [Redacted]. Interest Rate and Discount points are subject to change at any time without CIC up until locked. Discount Points increase disclosed on LE V4 [Redacted], prior to rate lock date of [Redacted].	09/13/2024			1	C	A	C	A	C	A	C	A	C	A		LA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019252		3158534835		31619310			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Product Exception Form in file for lender exceptions of DTI Ratio. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-10): Universal Product Exception Form in file, exception approved with comp factors.			09/10/2024	2	B	B	B	B	B	B	B	B	B	B		LA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019255	3158535086	31620247	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after [Redacted] contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	The revised Closing Disclosure provided on [Redacted] contains a change in APR and based on issue date of [Redacted] it could not have been received [Redacted] business days prior to closing on [Redacted]. The [Redacted] CD indicated an interest rate of [Redacted]% and the [Redacted] CD indicates an increase to [Redacted]%.	Buyer Comment (2024-09-12): Concur. APR increased over tolerance on CD dated [Redacted] and was not received by borrower 3 days prior to consummation date of [Redacted]. Unable to cure timing violation

Reviewer Comment (2024-09-12): [Redacted] APR was [Redacted]%, per the document, and increased to [Redacted]% for an increase of .[Redacted]%.  Closing was [Redacted].  The [Redacted] change was not received by the borrower per timing guidelines.  This is a timing issue with no visible means of cure.

Buyer Comment (2024-09-11): Do not concur. Difference in APR stated is [Redacted]% which is within tolerance. Once once the APR difference reached [Redacted]% is it out of tolerance. Also, APR on CD dated [Redacted] is [Redacted]%, not [Redacted]%. Please provide document ID number used for [Redacted] review.
																					3	C	C	C	C	C	C	C	C	C	C		AZ	Primary	Purchase	TRID timing exception, no remediation available.	C	C	B	B	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019255		3158535086		31620255			Compliance	Compliance	Federal Compliance	TRID	ECOA Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within [Redacted] days of the loan application date.				Reviewer Comment (2024-09-11): document was provided timely to the borrower. Buyer Comment (2024-09-11): Please see documents D0497 and D0581 both dated [Redacted], provided at the time of application	09/11/2024			1	B	A	B	A	B	A	B	A	B	A		AZ	Primary	Purchase		C	C	B	B	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019255	3158535086	31620256	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the Loan Estimate.	Reviewer Comment (2024-09-11): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-09-11): Initial LE was not required until [Redacted]. Loan was HBA/"Credit Only" and did not have all of the 6 data elements required to create an LE. Purchase Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		09/11/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase	No Defined Cure	C	C	B	B	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019255		3158535086		31620257			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded . Loan Discount Points Fee was last disclosed as $[Redacted] on Loan Estimate but disclosed as $[Redacted] on Final Closing Disclosure dated [Redacted]. File does not contain a valid COC for this fee, nor evidence of cure in file.				Reviewer Comment (2024-09-12): [Redacted] received VCC. Buyer Comment (2024-09-11): Do not concur - Lock was extended [Redacted] resulting in increase to Loan Discount Points. Valid CIC showing Loan Discount Points Change on [Redacted]. CD V2 disclosed [Redacted] shows increase to Loan Discount Points	09/12/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	B	B	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019255		3158535086		31621260			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception for credit history due to a medical collection of over $[Redacted] reflected on credit report. Exception approved, with comp factors.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-10): Universal Product Exception Form in file, exception approved with comp factors.			09/10/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Purchase		C	C	B	B	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019255		3158535086		31722272			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception for asset documentation. Exception approved, with comp factors.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-24): Universal Product Exception Form in file, exception approved with comp factors.			09/24/2024	2		B		B		B		B		B		AZ	Primary	Purchase		C	C	B	B	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019256	3158534848	31628716	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than (3) business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the Loan Estimate.	Reviewer Comment (2024-09-12): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-09-12): Initial LE was not required until [Redacted]. Loan was HBA/"Credit Only" and did not have all of the 6 data elements required to create an LE. Purchase Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		09/12/2024			1	C	A	C	A	C	A	C	A	C	A		WI	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019256	3158534848	31631018	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception of employment due to contract commencing within [Redacted]days of closing & hourly employment (required salary). Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-11): Universal Product Exception Form in file, exception approved with comp factors.			09/11/2024	2	B	B	B	B	B	B	B	B	B	B		WI	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019256	3158534848	31631037	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exception to the minimum loan amount. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-11): Universal Product Exception Form in file, exception approved with comp factors.			09/11/2024	2	B	B	B	B	B	B	B	B	B	B		WI	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019257		3158534850		31629547			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception of co-borrower Approved/Thin Credit/Credit Report.. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-11): Universal Product Exception Form in file, exception approved with comp factors.			09/11/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019260		3158534857		31627812			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	E-sign Consent Agreement dcument required				Reviewer Comment (2024-09-17): proof of econsent received Buyer Comment (2024-09-17): Borrower econsented [Redacted]	09/17/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019260	3158534857	31629907	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions of Tradelines/Thin File. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-12): Universal Product Exception Form in file, exception approved with comp factors.			09/12/2024	2	B	B	B	B	B	B	B	B	B	B		GA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019260		3158534857		31636618			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-09-12): Sufficient Cure Provided At Closing		09/12/2024		1	A	A	A	A	A	A	A	A	A	A		GA	Primary	Purchase	Final CD evidences Cure	C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019261		3158534858		31620905			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted] , which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the Loan Estimate.				Reviewer Comment (2024-09-11): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-09-11): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	09/11/2024			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019261		3158534858		31620906			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-09-10): Sufficient Cure Provided At Closing		09/10/2024		1	A	A	A	A	A	A	A	A	A	A		MA	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019262		3158534862		31628618			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Appraisal sent on [Redacted]. Default receipt date is [Redacted], which is less than [Redacted] business days prior to Note date.				Reviewer Comment (2024-09-16): proof of appraisal receipt received Buyer Comment (2024-09-16): Do not concur - E-consent obtained for B1 [Redacted] and B2 [Redacted]. Valuation dated [Redacted] was sent to the borrower [Redacted] via [Redacted] [Redacted] and received/viewed by the Borrower on [Redacted], which is more than 3 days prior to consummation date of [Redacted].	09/16/2024			1	B	A	B	A	B	A	B	A	B	A		WI	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019262		3158534862		31628619			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted] exceeds tolerance of $-[Redacted]. Insufficient or no cure was provided to the borrower.	Lender Credit disclosed as -$[Redacted] on the initial Loan Estimate but disclosed as $[Redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for the decreased credit and no evidence of tolerance cure provided.				Reviewer Comment (2024-09-17): [Redacted] Received Valid COC. Buyer Comment (2024-09-16): Do not concur - Lender Credit was due to premium pricing/negative discount points. Discount points increased [Redacted] due to Credit Score decrease on [Redacted], removing the premium pricing/negative discount points, causing the Lender Credit to also be removed. Removal of Lender Credit disclosed on LE V2 on [Redacted].	09/17/2024			1	C	A	C	A	C	A	C	A	C	A		WI	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019262	3158534862	31628620	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.	Reviewer Comment (2024-09-12): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-09-12): Initial LE was not required until [Redacted]. Loan was HBA/"Credit Only" and did not have all of the 6 data elements required to create an LE. Purchase Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		09/12/2024			1	C	A	C	A	C	A	C	A	C	A		WI	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019262		3158534862		31628622			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on the initial Loan Estimate. A valid change of circumstance not provided for disclosure of new fee and no evidence of tolerance cure provided.				Reviewer Comment (2024-09-17): [Redacted] Received Valid COC. Buyer Comment (2024-09-16): Do not concur - Credit Score decreased [Redacted] resulting in increase to Loan Discount Points. Valid CIC showing Loan Discount Points Change on [Redacted]. LE V2 disclosed [Redacted] shows increase to Loan Discount Points	09/17/2024			1	C	A	C	A	C	A	C	A	C	A		WI	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019263		3158535088		31628783			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted] exceeds tolerance of $-[Redacted]. Insufficient or no cure was provided to the borrower.	A Lender Credit of $[Redacted] was disclosed on the Initial Loan Estimate dated [Redacted], however it was reduced on the Final Closing disclosure dated [Redacted] to $[Redacted]. File does not contain a valid Change of Circumstance for the reduced credit, nor evidence of a cure.				Reviewer Comment (2024-09-13): [Redacted] received COC dated [Redacted] and [Redacted] for re-lock and rate lock. Buyer Comment (2024-09-12): Do not Concur. Valid CICs occurred on [Redacted] for [Redacted], [Redacted], and [Redacted]. Also expiration and pricing changed on [Redacted]. This is acceptable for premium pricing to change. CDv6 disclosed timely on [Redacted]	09/13/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019263	3158535088	31628784	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	Title Fees in the total amount of $[Redacted] disclosed on the Initial Loan Estimate dated [Redacted] increased to $[Redacted] on the Final Closing Disclosure dated [Redacted]. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.	Reviewer Comment (2024-09-25): [Redacted] Received Corrected PCCD, LOE, Proof of Mailing and Copy of check.

Buyer Comment (2024-09-24): Please see attached PCCD, refund, and proof of shipping

Reviewer Comment (2024-09-19): [Redacted] received Verified Changed Circumstance (VCC) dated [Redacted]. [Redacted]% fee(s) baseline amount is $[Redacted].  A Verified Changed Circumstance (VCC) was provide stating the Recording fee and Document Preparation fee increased to ($[Redacted]+$[Redacted]) $[Redacted]. This is an increase of only [Redacted]% from the baseline amount.  In order to re-baseline the [Redacted]% fees there need to be an aggregate increase of more than [Redacted]%. Provide a Corrected CD disclosing the tolerance cure of $[Redacted] a copy of the refund check, Proof of mailing, and a copy of the letter of explanation sent to the borrower disclosing the changes made.

Buyer Comment (2024-09-18): Do not concur - Vesting Change occurred [Redacted]. Deed Recording Fee and Title - Doc Prep Fee were added due to vesting change with [Redacted] CIC and disclosed on subsequent CD V7 dated [Redacted]. [Redacted] needs to update baselines in their [Redacted]% fees. Total baseline should be $[Redacted] with a total tolerance of $[Redacted]. Refund amount should be $[Redacted]

Reviewer Comment (2024-09-18): [Redacted] received rebuttal, however lenders title insurance fee increased on [Redacted]. A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2024-09-16): Do not concur - Initial LE expired [Redacted]. Updated Title Fees were disclosed on subsequent LE V2 generated [Redacted]. Intent to Proceed obtained same day, [Redacted].

Reviewer Comment (2024-09-13): [Redacted] received LOE stating the fee was changed due to interest rate change and pricing change. However, the reason provided is not sufficient to increase in recording fee from $30 to $60 and adding Document preparation fee of $[Redacted]. Also, there is an increase in Lender's Title insurance fee on CD dated [Redacted] from $[Redacted]to $[Redacted]for which there is no COC provided. Please provide information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in an increase in closing costs.

Buyer Comment (2024-09-12): Do not Concur. Valid CICs and Expiration, Interest Rate, and pricing changed occurred on [Redacted]. Updated fees disclosed timely on CDv6 on[Redacted]
																			09/25/2024		2	C	B	C	B	C	B	C	B	C	B		MI	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019263		3158535088		31628785			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Loan Discount Points was not disclosed on the Initial Loan Estimate dated [Redacted], however it was added to the Final Closing disclosure dated [Redacted] in the amount of $[Redacted]. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.				Reviewer Comment (2024-09-13): [Redacted] received COC dated [Redacted] and [Redacted] for re-lock and rate lock. Buyer Comment (2024-09-12): Do not Concur. Valid CICs occurred on [Redacted] for [Redacted], [Redacted], and [Redacted]. Also expiration and pricing changed on [Redacted]. This is acceptable for premium pricing to change. CDv6 disclosed timely on [Redacted]	09/13/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019263		3158535088		31628786			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Processing fee in the amount of $[Redacted] disclosed on the Initial Loan Estimate dated [Redacted] increased to $[Redacted] on the Final Closing Disclosure dated [Redacted]. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.				Reviewer Comment (2024-09-16): Intent to proceed documentation provided supporting re-baselining of fees using [Redacted] LE. Buyer Comment (2024-09-12): Do not Concur. Lev1 expired [Redacted]. Processing fee came with Lev2 when customer decided to move forward. Valid CICs occurred on [Redacted] and fee disclosed same day timely.	09/16/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019263		3158535088		31628787			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Appraisal Fee was last disclosed as $[Redacted]on Loan Estimate dated [Redacted] but disclosed as $[Redacted] on Final Closing Disclosure dated [Redacted]. File does not contain a valid change of circumstance for this fee, nor evidence of cure in file.				Reviewer Comment (2024-09-13): Intent to proceed documentation provided supporting rebaselining of fees using [Redacted] LE. Buyer Comment (2024-09-12): Do not Concur. Lev1 expired on [Redacted]. Appraisal fee disclosed on Lev2 which is acceptable and initial loan locked [Redacted] and ITP was given on [Redacted]	09/13/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019263		3158535088		31628788			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Appraisal Re-Inspection Fee was not disclosed on the Initial Loan Estimate dated [Redacted], however it was added to the Final Closing disclosure dated [Redacted] in the amount of $[Redacted]. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.				Reviewer Comment (2024-09-13): [Redacted] received COC dated [Redacted] for change in appraisal and property type ad requirement of property repair. Buyer Comment (2024-09-12): Do not Concur. Valid CICs for Final inspection required on [Redacted] and LEV4 was timely same day [Redacted].	09/13/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019263		3158535088		31628789			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Initial Fee). Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded. Flood Certification (Initial Fee) was not disclosed on the Initial Loan Estimate dated [Redacted], however it was added to the Final Closing disclosure dated [Redacted] in the amount of $[Redacted]. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.				Reviewer Comment (2024-09-13): Intent to proceed documentation provided supporting rebaselining of fees using [Redacted] LE. Buyer Comment (2024-09-12): Do not Concur. Lev1 expired [Redacted]. Initial Loan Lock occurred [Redacted]- this is acceptable for the Flood fees to be added to the loan once the Lev1 expired. No cure due back.	09/13/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019263		3158535088		31628790			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Flood Certification (Life of Loan) fee was not disclosed on the Initial Loan Estimate dated [Redacted], however it was added to the Final Closing disclosure dated [Redacted] in the amount of $[Redacted] . File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.				Reviewer Comment (2024-09-13): Intent to proceed documentation provided supporting rebaselining of fees using [Redacted] LE. Buyer Comment (2024-09-12): Do not Concur. Lev1 expired [Redacted]. Initial Loan Lock occurred [Redacted]- this is acceptable for the Flood fees to be added to the loan once the Lev1 expired. No cure due back.	09/13/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019263	3158535088	31631453	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions of 1) Product-Program guidelines for allowing non occupant on cash out refinance and 2) Cash Out (waiving cost to construct) and 3) income documentation. Exceptions approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-11): Universal Product Exception Form in file, exception approved with comp factors.			09/11/2024	2	B	B	B	B	B	B	B	B	B	B		MI	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019264		3158535090		31629286			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted]% moderately exceeds the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Universal Product Exception Form in file for lender exceptions of DTI Ratio. Exception approved with comp factors	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-12): Universal Product Exception Form in file, exception approved with comp factors.			09/12/2024	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019264		3158535090		31629287			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted] which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified [Redacted]..; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-09-12): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-09-12): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	09/12/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase	No Defined Cure	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019264		3158535090		31629294			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Product Exception Form in file for lender exceptions of DTI Ratio. Exception approved with comp factors	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-12): Universal Product Exception Form in file, exception approved with comp factors.			09/12/2024	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019265		3158534871		31629378			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the Loan Estimate.				Reviewer Comment (2024-09-12): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-09-12): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	09/12/2024			1	C	A	C	A	C	A	C	A	C	A		MO	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019266		3158534875		31628599			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted] which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-09-12): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-09-12): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	09/12/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019267		3158534878		31619647			Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.					Reviewer Comment (2024-09-10): FACTA doc loaded after the initial review	09/10/2024			1	B	A	B	A	B	A	B	A	B	A		IL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019267		3158534878		31620372			Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Missing [Redacted] bank statements for [Redacted] #[Redacted] and #[Redacted]. Funds are required to satisfy [Redacted] mo. reserve requirement for DTI > [Redacted]%.				Reviewer Comment (2024-09-12): additional asset docs received Buyer Comment (2024-09-12): assets attached for 2 months Buyer Comment (2024-09-12): assets	09/12/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019267		3158534878		31620381			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to missing [Redacted] mo. asset statements for funds used for reserves, resulting in a loan designation discrepancy.				Reviewer Comment (2024-09-12): additional asset docs received Buyer Comment (2024-09-12): uploaded	09/12/2024			1	B	A	C	A	B	A	C	A	B	A		IL	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019267		3158534878		31620382			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Missing [Redacted] mo. bank statements for [Redacted] #[Redacted] and #[Redacted]. Funds are required to satisfy [Redacted] mo. reserve requirement for DTI > [Redacted]%.				Reviewer Comment (2024-09-12): additional asset docs received Buyer Comment (2024-09-12): bank statements uploaded	09/12/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019267		3158534878		31620414			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to missing [Redacted] mo. asset statements for funds used for reserves.				Reviewer Comment (2024-09-12): additional asset docs received Buyer Comment (2024-09-12): waterfall	09/12/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019268		3158534882		31639097			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-09-12): Sufficient Cure Provided At Closing		09/12/2024		1	A	A	A	A	A	A	A	A	A	A		NJ	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019269		3158534890		31627533			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Evidence of receipt of appraisal dated [Redacted] within three (3) business days prior to consummation was not provided in the file.				Reviewer Comment (2024-09-12): proof of receipt received Buyer Comment (2024-09-12): Do not Concur. Borrower received appraisal via [Redacted] on [Redacted]	09/12/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019269		3158534890		31627534			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than (3) business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the Loan Estimate.				Reviewer Comment (2024-09-12): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-09-12): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	09/12/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019269	3158534890	31632709	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Product Exception Form in file for lender exception to the DTI. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.	• Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-11): Universal Product Exception Form in file, exception approved with comp factors.			09/11/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019269	3158534890	31632715	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted]% significantly exceeds the guideline maximum of [Redacted]%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Universal Product Exception Form in file for lender exception to the DTI. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.	• Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-11): Universal Product Exception Form in file, exception approved with comp factors.			09/11/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019270		3158534895		31627346			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-[Redacted] exceeds tolerance of $-[Redacted]. Insufficient or no cure was provided to the borrower.	The Lender credit disclosed to the borrower on the loan estimate was $[Redacted] but it was reduced on the closing disclosure $[Redacted]. The file did not contain a valid Change of Circumstance for the reduced credit and there was no evidence of a tolerance cure.				Reviewer Comment (2024-09-12): [Redacted] received valid COC document. Buyer Comment (2024-09-11): Do not Concur. Initial loan lock occurred on [Redacted] and this is a valid CIC for premium pricing to change and it disclosed timely on LEv2	09/12/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019270		3158534895		31627347			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted] which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified [Redacted].; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-09-11): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-09-11): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	09/11/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019270		3158534895		31628231			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		The Hazard Insurance Policy is missing				Reviewer Comment (2024-09-12): hazard policy received, D0782 Buyer Comment (2024-09-12): Do Not Agree	09/12/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019271	3158534896	31627486	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Appraisal Re-Inspection Fee was not disclosed to the borrower on the loan estimate but it appeared on the closing disclosure as $[Redacted] with no cure provided to the borrower or valid change of circumstance.	Reviewer Comment (2024-09-18): [Redacted] received LOX for rebuttal response and system snip for a valid Changed circumstance.

Buyer Comment (2024-09-16): Do not Concur. Valid CICs of Final Inspection required and ApprValue occurred on [Redacted]. Disclosed timely on CDv2  [Redacted]. System explanations attached.

Reviewer Comment (2024-09-13): No VCC was located in the loan file.  Please provide any pertinent VCCs for review.

Buyer Comment (2024-09-12): Do not Concur. Valid CICs of Final Inspection required and ApprValue occurred on [Redacted]. Disclosed timely on CDv2  [Redacted]. UW explanations attached.
																		09/18/2024			1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019271		3158534896		31628924			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted]% moderately exceeds the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Universal Product Exception Form in file for lender exceptions of DTI Ratio. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-11): Universal Product Exception Form in file, exception approved with comp factors.			09/11/2024	2	B	B	B	B	B	B	B	B	B	B		UT	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019271		3158534896		31628936			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Product Exception Form in file for lender exceptions of DTI Ratio. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-11): Universal Product Exception Form in file, exception approved with comp factors.			09/11/2024	2	B	B	B	B	B	B	B	B	B	B		UT	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019272		3158534901		31628377			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[redacted] is over disclosed by $[redacted] compared to the calculated Amount Financed of $[redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [redacted]).	Final Closing Disclosure provided on [redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[redacted] is over disclosed by $[redacted] compared to the calculated Amount Financed of $[redacted].				Reviewer Comment (2024-09-27): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD Buyer Comment (2024-09-26): Please see attached PCCD and refund		09/27/2024		2	C	B	C	B	C	B	C	B	C	B		IL	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019272	3158534901	31628378	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[redacted] is under disclosed by $[redacted] compared to the calculated Finance Charge of $[redacted] which exceeds the $[redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]).	Final Closing Disclosure provided on[redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[redacted] is under disclosed by $[redacted] compared to the calculated Finance Charge of $[redacted].	Reviewer Comment (2024-09-27): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD

Reviewer Comment (2024-09-17): SitusAMC is testing the Execution Fee of $[redacted] disclosed in Section H as a processing type fee and included in finance charge calculation.  Unable to determine the purpose and service of this fee as disclosed, but appears to be a processing type fee.  If lender feels fee is not a finance charge, provide a lender attestation giving the specific purpose and services of this fee for review.

Buyer Comment (2024-09-16): Do not concur. Fees listed by AMC in Finance Charge review do not match what was actually disclosed on CD signed at closing. AMC is showing a Processing Fee of $[redacted] Paid To Third Party Provider that is not on the CD signed at closing. Please advise where AMC obtained this $[redacted] Processing Fee or what actual fees are being combined to represent this figure.

Reviewer Comment (2024-09-13): This loan seems to show all title fees included in section H.  Please provide LOA stating fee purpose for execution fee paid to what appears to be the title company.

Buyer Comment (2024-09-12): Do not Concur. AMC is including a $[redacted] processing fee that is not charged on the CD.
																			09/27/2024		2	C	B	C	B	C	B	C	B	C	B		IL	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019272		3158534901		31628552			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Missing required paystubs for primary borrower wage income.				Reviewer Comment (2024-09-12): paystubs received Buyer Comment (2024-09-12): paystubs attached Buyer Comment (2024-09-12): pay Buyer Comment (2024-09-12): check stub Buyer Comment (2024-09-12): [redacted]	09/12/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019272		3158534901		31628559			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided		Purchase Agreement /Sales Contract was not provided in the file.				Reviewer Comment (2024-09-12): sales contract received, D0832 Buyer Comment (2024-09-12): addendum Buyer Comment (2024-09-12): contract	09/12/2024			1	D	A	D	A	D	A	D	A	D	A		IL	Primary	Purchase		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019272		3158534901		31630624			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to missing income documentation, resulting in a loan designation discrepancy.				Reviewer Comment (2024-09-12): paystubs received Buyer Comment (2024-09-12): income docs uploaded	09/12/2024			1	B	A	C	A	B	A	C	A	B	A		IL	Primary	Purchase	Lender to provide updated ATR/QM status	D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019272		3158534901		31630625			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to missing income documentation.				Reviewer Comment (2024-09-12): paystubs received Buyer Comment (2024-09-12): docs attached	09/12/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019272		3158534901		31630626			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing required paystubs for primary borrower wage income.				Reviewer Comment (2024-09-12): paystubs received Buyer Comment (2024-09-12): paystubs attached	09/12/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019272		3158534901		31630642			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to missing income documentation.				Reviewer Comment (2024-09-12): paystubs received	09/12/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019273		3158534904		31619642			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-09-11): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-09-11): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	09/11/2024			1	C	A	C	A	C	A	C	A	C	A		CT	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019273	3158534904	31621058	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions of thin credit file for co-borrower. Exceptions approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-10): Universal Product Exception Form in file, exception approved with comp factors.			09/10/2024	2	B	B	B	B	B	B	B	B	B	B		CT	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019274		3158534907		31629193			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than (3) business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the Loan Estimate.				Reviewer Comment (2024-09-12): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-09-12): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	09/12/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019274		3158534907		31629195			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-09-11): Sufficient Cure Provided At Closing		09/11/2024		1	A	A	A	A	A	A	A	A	A	A		NJ	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019274		3158534907		31632731			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception to allow for product/program exception to the need for rental history. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-12): Universal Product Exception Form in file, exception approved with comp factors.			09/12/2024	2	B	B	B	B	B	B	B	B	B	B		NJ	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019275		3158534908		31638195			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exceptions of loan amount, income calculation, and employment. Exceptions approved with comp factors.	Borrower has verified disposable income of at least $[Redacted]. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-12): Universal Product Exception Form in file, exception approved with comp factors.			09/12/2024	2	B	B	B	B	B	B	B	B	B	B		OR	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019275		3158534908		31639886			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of Income calculation and Employment starting post closing within [Redacted] days of note date. Exceptions approved with comp factors.	Borrower has verified disposable income of at least $[Redacted]. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-12): Universal Product Exception Form in file, exception approved with comp factors.			09/12/2024	2	B	B	B	B	B	B	B	B	B	B		OR	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019275		3158534908		31640137			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-09-12): Sufficient Cure Provided At Closing		09/12/2024		1	A	A	A	A	A	A	A	A	A	A		OR	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019276		3158534910		31619331			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The loan discount point was previously disclosed to the borrower on the loan estimate as $ [Redacted] but it increased on the closing disclosure to $[Redacted] with no cure provided to the borrower. No valid COC was in file for this fee change.				Reviewer Comment (2024-09-12): [Redacted] received valid COC document for rate lock. Buyer Comment (2024-09-11): Do not Concur. Points increased $[Redacted].with valid CICs of Initial Loan Lock, LnPoints, and lots more on LEv2. Then points decreased on CDv1 to $[Redacted]. No CiC required with decrease of Loan discount points. No cure due back. Customer is not over charged.	09/12/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
222019276		3158534910		31620799			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions for the use of .[Redacted]% for the student loan payment in lieu of [Redacted]% of the outstanding balance . Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.		SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-10): Universal Product Exception Form in file, exception approved with comp factors.			09/10/2024	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
222019277		3158535094		31629457			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	Recording Fee disclosed as $[Redacted] on the initial Loan Estimate but disclosed as $[Redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for fee increase. The cure provided at closing ($[Redacted]) is insufficient to address all tolerance violations.				Reviewer Comment (2024-09-16): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Buyer Comment (2024-09-12): Do not Concur. Ten percent baseline $[Redacted]+ [Redacted]=$[Redacted]. Actual charge is $[Redacted]. Difference of $[Redacted]. Which was cured at closing	09/16/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019277		3158535094		31629458			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on the initial Loan Estimate. A valid change of circumstance not provided for fee increase. The cure provided at closing ($[Redacted]) is insufficient to address all tolerance violations.				Reviewer Comment (2024-09-16): [Redacted] received COC for change in lock expiry date. Buyer Comment (2024-09-12): Do not Concur. Lock History-Expiration and pricing changed on [Redacted]. There were valid CICs for Loan Points and Required fee change on [Redacted]. Loan discount points disclosed timely on [Redacted].	09/16/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019277		3158535094		31634106			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of exclusion of PITIA on departure residence from qualifying DTI. Exceptions approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-12): Universal Product Exception Form in file, exception approved with comp factors.			09/12/2024	2	B	B	B	B	B	B	B	B	B	B		NJ	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019277		3158535094		31653479			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-09-16): Sufficient Cure Provided At Closing		09/16/2024		1		A		A		A		A		A		NJ	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019278		3158534912		31627569			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on the initial Loan Estimate. A valid change of circumstance not provided for disclosure of new fee and no evidence of tolerance cure provided.				Reviewer Comment (2024-09-16): [Redacted] received valid COC document dated [Redacted]. Buyer Comment (2024-09-12): Do not Concur. Valid CICs occurred on [Redacted] and final inspection was required. See explanation attached. Fee disclosed timely same day on CDv2.	09/16/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019279		3158534913		31619939			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted] which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-09-11): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-09-11): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	09/11/2024			1	C	A	C	A	C	A	C	A	C	A		WI	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019279		3158534913		31621327			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception for use of future employment income for [Redacted]. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-10): Universal Product Exception Form in file, exception approved with comp factors.			09/10/2024	2	B	B	B	B	B	B	B	B	B	B		WI	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019281		3158535097		31627921			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-09-12): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-09-12): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	09/12/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019281		3158535097		31627923			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	Recording Fee disclosed as $[Redacted] on the initial Loan Estimate but disclosed as $[Redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for fee increase and no evidence of tolerance cure provided. The cure provided at closing ($[Redacted]) is insufficient to address all tolerance violations.				Reviewer Comment (2024-09-13): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception." Buyer Comment (2024-09-12): Do not Concur. Recording fee baseline is $[Redacted] + [Redacted]= [Redacted]. Actual Charged $[Redacted]. Difference of [Redacted] already cured.	09/13/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019281		3158535097		31627924			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Fee disclosed as $[Redacted] on the initial Loan Estimate but disclosed as $[Redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for fee increase.The cure provided at closing ($[Redacted]) is insufficient to address all tolerance violations.				Reviewer Comment (2024-09-13): [Redacted] received valid COC dated [Redacted] Buyer Comment (2024-09-12): Do not concur. Valid CICs for Reqfeechg, LnRate, and Ln Points occurred on [Redacted]. Loan points disclosed timely on [Redacted].	09/13/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019281		3158535097		31645731			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure provided.				Reviewer Comment (2024-09-13): Sufficient Cure Provided At Closing		09/13/2024		1		A		A		A		A		A		CA	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019282		3158534915		31638259			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided		The file was missing a copy of the 1008				Reviewer Comment (2024-09-13): 1008 received Buyer Comment (2024-09-13): Do Not Agree, 1008 provided	09/13/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019282	3158534915	31638537	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).	Final Closing Disclosure provided on [Redacted] disclosed amount. Financed charges page(5) is [Redacted]. Due diligence finance charges are $[Redacted]. There is a variance in the amount of $[Redacted]	Reviewer Comment (2024-09-18): [Redacted] received lender attestation on attorney fee in section H paid by borrower is borrower chosen attorney review

Buyer Comment (2024-09-17): Attorney Fee in question is not a required fee. Borrower chose to have personal attorney representation during the transaction

Reviewer Comment (2024-09-16): [Redacted] received rebuttal that Section H fee should not be included in calculation.  However, the section that a fee is disclosed does not determine if a finance charge or not.  The purpose and services of the fee will determine if a finance charge.  Lender can provide a Lender Attestation giving the specific purpose and services of this fee to further determine if a finance charge or not.  Unable to determine what service fhis fee would be for and if lender required.

Buyer Comment (2024-09-13): Do not Concur. [Redacted] is including a Section H attorney fee in the calculations and section H fee should not be included
																		09/18/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019282	3158534915	31638538	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Final Closing Disclosure provided on [Redacted] disclosed Total of Finance charge page (5) is $[Redacted] . Due diligence finance charges are $[Redacted] .There is a variance in the amount of $[Redacted]	Reviewer Comment (2024-09-18): [Redacted] received lender attestation on attorney fee in section H paid by borrower is borrower chosen attorney review

Buyer Comment (2024-09-17): Attorney Fee in question is not a required fee. Borrower chose to have personal attorney representation during the transaction

Reviewer Comment (2024-09-16): [Redacted] received rebuttal that Section H fee should not be included in calculation.  However, the section that a fee is disclosed does not determine if a finance charge or not.  The purpose and services of the fee will determine if a finance charge.  Lender can provide a Lender Attestation giving the specific purpose and services of this fee to further determine if a finance charge or not.  Unable to determine what service fhis fee would be for and if lender required.

Buyer Comment (2024-09-13): Do not Concur. [Redacted] is including a Section H attorney fee in the calculations and section H fee should not be included
																		09/18/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019283		3158534917		31629885			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted] which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified [Redacted]..; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-09-13): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-09-13): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	09/13/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019283		3158534917		31629886			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-09-16): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Buyer Comment (2024-09-13): Do not Concur. Ten Percent baseline $[Redacted]+[Redacted]=[Redacted] Actual charged $[Redacted]. Difference of $[Redacted] which is already cured at closing	09/16/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019283		3158534917		31629887			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The appraisal was previously dsiclosed to the borrower as $[Redacted] but it increased to $[Redacted] on the final closing disclosure with no cure provided.				Reviewer Comment (2024-09-16): [Redacted] Received Valid COC. Buyer Comment (2024-09-13): Do not Concur. Valid CICs occurred on [Redacted] for complex property. Please see attached explanation of complexity. Fee disclosed timely same day on LEv4.	09/16/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019283	3158534917	31637677	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions for allowing capital account distribution for funds to close/reserve, income calcualtion allowing exclusiuon of losses from K1 and Income documentation. Exceptions approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-12): Universal Product Exception Form in file, exception approved with comp factors.			09/12/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019283		3158534917		31637944			Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	-	Only credit report in file is dated [Redacted], and is more than [Redacted] days prior to the note date. Missing the updated credit report.				Reviewer Comment (2024-09-17): updated credit report received Buyer Comment (2024-09-17): Attached is credit report dated [Redacted] Loan closed [Redacted] it is within [Redacted] day	09/17/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019283		3158534917		31654487			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.				Reviewer Comment (2024-09-16): Sufficient Cure Provided At Closing		09/16/2024		1		A		A		A		A		A		CA	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019285		3158535098		31619543			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The fee for Loan Discount Points was previously disclosed to the borrower on the loan estimate as $[Redacted] but it increased on the closing disclosure as $[Redacted]. The file does not contain a valid Change of Circumstance for the increase and there is no evidence of a tolerance cure.				Reviewer Comment (2024-09-17): [Redacted] received valid COC dated [Redacted]. Buyer Comment (2024-09-13): Do not Concur. Valid CIC for initial loan lock and Loan points on [Redacted] and LEv6 disclosed same day	09/17/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019285		3158535098		31619857			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The Title Policy Amount of $[Redacted] is less than the note amount of $[Redacted] based on the Commitment in file. Need an updated title commitment or final title policy showing coverage equal to the note amount.				Reviewer Comment (2024-09-17): final title policy received Buyer Comment (2024-09-17): Please see attached	09/17/2024			1	B	A	B	A	B	A	B	A	B	A		AZ	Second Home	Purchase		C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019286	3158535099	31629414	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exceptions of: loan amount of $[Redacted] is less than the guideline minimum of $[Redacted]; use of declining commission income to qualify. Exceptions approved with comp factors.	Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-12): Universal Product Exception Form in file, exception approved with comp factors.			09/12/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019286		3158535099		31629423			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	Recording Fee disclosed as $[Redacted] on the initial Loan Estimate but disclosed as $[Redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for fee increase. The cure provided at closing ($[Redacted]) is insufficient to address all tolerance violations.				Reviewer Comment (2024-09-16): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Buyer Comment (2024-09-12): Do not Concur. Ten percent baseline $[Redacted]=[Redacted]=$[Redacted] Actual charged $[Redacted]. A difference of $[Redacted] that was already cured at closing	09/16/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019286	3158535099	31629424	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on the initial Loan Estimate. A valid change of circumstance not provided for disclosure of new fee and the cure provided at closing ($[Redacted]) is insufficient to address all tolerance violations.	Reviewer Comment (2024-09-19): [Redacted] received system snips to confirm program change.

Buyer Comment (2024-09-18): ACE was lost due to a product change from Agency to Non-Agency. CIC in loan for product change with CIC for Appraisal Order [Redacted]. Appraisal Fee added and disclosed on LE V3 [Redacted]

Reviewer Comment (2024-09-18): [Redacted]: The additional information and documentation in file does support valid reason to add the appraisal fee. Also, there seems to be no supporting PIW (property inspection waiver) document in the loan file line with application date. Please provide documentation of the reason for the ACE lost and full appraisal was ordered. What information was received that required the fee and when was that information received or Cure would be due to borrower.

Buyer Comment (2024-09-16): Appraisal waiver (ACE: Automated Collateral Evaluation) lost [Redacted]. Appraisal ordered and fee disclosed [Redacted]

Reviewer Comment (2024-09-16): [Redacted] received COC dated [Redacted], however we require additional information that initially the loan was appraisal waiver. Please provide supporting document to verify the same.

Buyer Comment (2024-09-12): Do not concur. Valid CICs occurred for PropType, Product, Approrder occurred on [Redacted] and fee disclosed timely on Lev3 same day
																		09/19/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019286		3158535099		31633989			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of actual receipt date of initial Closing Disclosure, issued on [Redacted], is not provided. Default receipt date is [Redacted], which is less than [Redacted] business days prior to the closing date ([Redacted]).				Reviewer Comment (2024-09-12): evidence of CD receipt on [Redacted] received Buyer Comment (2024-09-12): Do not Concur. InitialCD issued and received on [Redacted] via [Redacted]	09/12/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019286		3158535099		31633991			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after [Redacted] contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Revised Closing Disclosure sent on [Redacted]. Default receipt date is [Redacted], which is less than [Redacted] business days prior to Note date ([Redacted]). Evidence of receipt actual receipt date not found in loan images.				Reviewer Comment (2024-09-12): proof of CD delivery received Buyer Comment (2024-09-12): Do not Concur. CD issued and received on [Redacted] via [Redacted]	09/12/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	TRID timing exception, no remediation available.	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019286		3158535099		31633992			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-09-12): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-09-12): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	09/12/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019286		3158535099		31633993			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [Redacted] not received by borrower at least four ([Redacted]) business days prior to closing.	Evidence of actual receipt date of revised Loan Estimate, issued on [Redacted], is not provided. Default receipt date is [Redacted], which is less than [Redacted] business days prior to the closing date ([Redacted]).				Reviewer Comment (2024-09-12): proof of LE delivery received Buyer Comment (2024-09-12): Please see attached Loan Estimate history screen. There is not a LE issued on [Redacted]. No timing violation	09/12/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019286		3158535099		31679817			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-09-19): Sufficient Cure Provided At Closing		09/19/2024		1		A		A		A		A		A		CA	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019287		3158534928		31627498			Compliance	Compliance	Federal Compliance	Compliance	Closing Disclosure Estimated Values	Final Closing Disclosure used for fees provided on [Redacted] contains estimated values that may not represent final terms or closing costs to the borrower. Estimated Closing Disclosure used for any applicable Federal, State or Local compliance testing. If documented evidence is provided that estimate was for repair/construction costs or tax/insurance escrows ONLY (no holdback service fees or other estimated fees), then Estimated Closing Disclosure exception may be cleared.	Seller's CD reflects an amount for an "Escrow Pad".				Reviewer Comment (2024-09-16): This fee was never disclosed on any CD provided to the borrower as it was a Seller fee handled through Title. Buyer Comment (2024-09-16): Do not concur. "Escrow Pad" in the amount of $[Redacted] was actually an Upfront HOA Document Fee paid prior to closing by the seller. This fee was never disclosed on any CD provided to the borrower as it was a Seller fee handled through Title. See document uploaded [Redacted]	09/16/2024			1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Purchase		D	B	A	A	D	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019287		3158534928		31627500			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate dated [Redacted] not delivered or placed in the mail to Borrower(s) within three (3) business days of initial loan application dated [Redacted].				Reviewer Comment (2024-09-11): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-09-11): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	09/11/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	D	B	A	A	D	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019287		3158534928		31627501			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Post Close Closing Disclosure PAD Fee	TILA-RESPA Integrated Disclosure - Post Closing Disclosure: Post Close Closing Disclosure provided on [Redacted] disclosed a Pad fee in the Loan Costs section that was not allocated to a specific cost or service performed.	Post Close Closing Disclosure provided on [Redacted] disclosed a Pad fee in the Loan Costs section that was not allocated to a specific cost or service performed. Pad fee on the Closing Disclosure is for escrow.				Reviewer Comment (2024-09-16): This fee was never disclosed on any CD provided to the borrower as it was a Seller fee handled through Title. Buyer Comment (2024-09-16): Do not concur. "Escrow Pad" in the amount of $[Redacted] was actually an Upfront HOA Document Fee paid prior to closing by the seller. This fee was never disclosed on any CD provided to the borrower as it was a Seller fee handled through Title.	09/16/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Exception cannot be cured but can be cleared with updated PCCD or ALTA/Final Settlement statement itemizing what costs/charges PAD fee was allocated towards.	D	B	A	A	D	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019287	3158534928	31627503	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance exceeded. Recording Fee Total in the amount of $[Redacted] disclosed on the Initial Loan Estimate increased to $[Redacted] on the Final Closing Disclosure. File does not contain a valid Change of Circumstance for this fee and although a cure was provided in the amount of $[Redacted], it was insufficient. An additional $[Redacted] cure is required if there is no valid COC for the fee changes.	Reviewer Comment (2024-09-18): [Redacted] received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Buyer Comment (2024-09-17): Please see attached PCCD and refund

Reviewer Comment (2024-09-12): [Redacted] received rebuttal, however recording fee disclosed on LE is $[Redacted] not $[Redacted]. The baseline is $[Redacted], total cure required is $[Redacted] and cure provided is $[Redacted]. Additional cure of $[Redacted] is required. Please provide cure documents which consist of PCCD, LOE, proof of mailing & copy of refund check.

Buyer Comment (2024-09-11): Do not Concur. Ten percent baseline is $[Redacted] + [Redacted]=$[Redacted]. The actual charged is $[Redacted]. The difference of $[Redacted] which was already cured at closing.
																			09/18/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	A	A	D	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019288		3158534930		31629222			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-[Redacted] exceeds tolerance of $-[Redacted]. Insufficient or no cure was provided to the borrower.	Lender Credit disclosed as -$[Redacted] on the initial Loan Estimate but disclosed as -$[Redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for fee increase and no evidence of tolerance cure provided.				Reviewer Comment (2024-09-13): [Redacted] received LOX for rebuttal response with system snip for the pricing change for a valid Changed circumstacne. Buyer Comment (2024-09-12): Do not Concur. Valid CICs occurred on [Redacted] for Reqfeechg, Ln Points, and Occupancy. Premium pricing changed and disclosed timely on [Redacted]. Pricing also changed on [Redacted]. Premium pricing/Loan Discount points can change all through out the loan.	09/13/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019288		3158534930		31629223			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on the initial Loan Estimate. A valid change of circumstance not provided for disclosure of new fee. The cure provided at closing ($[Redacted]) is sufficient to address this fee increase, but not all tolerance violations.				Reviewer Comment (2024-09-13): [Redacted]: Sufficient cure provided. Full cure amount for tolerance violation was provided at closing (on final CD) resulting in a cleared exception. Buyer Comment (2024-09-12): Inspection fee already cured at closing. Invalid Exception	09/13/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019288		3158534930		31644417			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-09-13): Sufficient Cure Provided At Closing		09/13/2024		1		A		A		A		A		A		CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019289		3158534931		31628861			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted] exceeds tolerance of $-[Redacted]. Insufficient or no cure was provided to the borrower.	The amount of Lender Credits was reduced from -$[Redacted] previously disclosed to $[Redacted] on the final CD. File does not a valid COC for reduced credit and the cure provided at closing was insufficient.				Reviewer Comment (2024-09-13): [Redacted] received COC dated [Redacted] for rate lock. Buyer Comment (2024-09-12): Do not Concur. Valid CIC for Inial Loan Lock and ReqFeeChg occurred on [Redacted]. Premium pricing changed and disclosed same day on Lev2	09/13/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019289		3158534931		31628862			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted] which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-09-12): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-09-12): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	09/12/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019290		3158534932		31627257			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Hazard Ins Policy not located in the file.				Reviewer Comment (2024-09-12): HOI policy received Buyer Comment (2024-09-12): Do Not Agree, HOI received	09/12/2024			1	C	A	C	A	C	A	C	A	C	A		CT	Primary	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019290		3158534932		31627261			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		Final 1003 signed by the borrower was not located in the file.				Reviewer Comment (2024-09-12): signed final 1003 received Buyer Comment (2024-09-12): Do Not Agree, Final 1003 received	09/12/2024			1	C	A	C	A	C	A	C	A	C	A		CT	Primary	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019290		3158534932		31627359			Credit	Missing Document	General	Missing Document	Incomplete Document: Note - Subject Lien is incomplete		The note was not signed by the borrower.				Reviewer Comment (2024-09-12): signed copy of note has been received Buyer Comment (2024-09-12): Do Not Agree, Note signed at closing	09/12/2024			1	D	A	D	A	D	A	D	A	D	A		CT	Primary	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019290		3158534932		31627375			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted] which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-09-11): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-09-11): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	09/11/2024			1	C	A	C	A	C	A	C	A	C	A		CT	Primary	Purchase	No Defined Cure	D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019292		3158534934		31629169			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Disclosures were sent to borrower prior to obtain consent for electronic disclosure from borrower. Lender to provide proof of consent within initial 3 days of application OR proof of disclosure sent to borrower using another method within 3 days of application.				Reviewer Comment (2024-09-13): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-09-13): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	09/13/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019292		3158534934		31629170			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted] exceeds tolerance of $-[Redacted]. Insufficient or no cure was provided to the borrower.	File does not contain a valid COC for the reduced lender credit nor evidence of cure.				Reviewer Comment (2024-09-16): [Redacted] Received Valid COC. Buyer Comment (2024-09-13): Do not Concur. Valid CICs for Initial Lock, LnRate, and LnPoints on [Redacted]. This is acceptable for Premium pricing to change. Updates disclosed timely on Lev4 same day.	09/16/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019292		3158534934		31629172			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Loan Discount Points was last disclosed as $[Redacted] on LE but disclosed as $[Redacted] on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.				Reviewer Comment (2024-09-16): [Redacted] Received Valid COC. Buyer Comment (2024-09-13): Do not Concur. Valid CICs of ApprValue, ReqFeechg, and Ln Points occurred on [Redacted]. Pricing also changed on [Redacted]. Loan points disclosed timely on [Redacted]	09/16/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019292		3158534934		31633486			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.					Reviewer Comment (2024-09-16): proof of appraisal delivery received Buyer Comment (2024-09-16): Do not concur - E-consent obtained for B1 [Redacted] and B2 [Redacted]. Valuation dated [Redacted] was sent to the borrower [Redacted] via [Redacted] [Redacted] and received/viewed by the Borrower on [Redacted], which is prior to consummation date of [Redacted]. Borrower chose to waive the 3-day review period [Redacted] which is more than 3 days prior to loan consummation	09/16/2024			1	B	A	B	A	B	A	B	A	B	A		CO	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019295	3158534938	31633482	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted] exceeds tolerance of $-[Redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded. Final Lender Credit were disclosed on Initial Loan Estimate dated [Redacted] in the amount of $[Redacted], but disclosed as $[Redacted] on the final Closing Disclosure dated [Redacted]. File does not contain a valid Change of Circumstance for this fee; however, a cure was provided in the amount of $[Redacted] but it was insufficient to cover all of the tolerance issue(s).	Reviewer Comment (2024-09-19): CD was not created by [Redacted]

Reviewer Comment (2024-09-19): [Redacted] received rebuttal comment. However, an adverse action notice that would link the prior LE to a loan that was cancelled/denied by [Redacted] or borrowers' letter of confirmation that they have not proceeded any loan on same property with [Redacted] in order to be comfortable with removing the LE from testing.

Buyer Comment (2024-09-18): As stated in previous response - This [Redacted] LE doc ID D0202 is an LE provided to [Redacted] by the borrower for competitive comparison purposes. The borrower was shopping for mortgages. The borrower provided a copy of the [Redacted] LE (this is not an LE issued by [Redacted]) so that [Redacted] could provide better mortgage terms and win the borrower's business. [Redacted] is not [Redacted] and is not affiliated with [Redacted]. The Initial LE issued by [Redacted] was issued [Redacted] but is doc ID D0165

Reviewer Comment (2024-09-18): [Redacted] received rebuttal that No LE issued [Redacted] from [Redacted].  However, loan file was presented for testing with the [Redacted] LE from [Redacted]. Please provide additional information on why LE was provided in file if it was not related to this loan and/or provide an adverse action notice that would link the prior LE to a loan that was cancelled/denied by [Redacted] in order to be comfortable with removing the LE from testing.

Buyer Comment (2024-09-17): LE, not CD. Doc ID D0202 is not a [Redacted] LE. This is an LE provided to [Redacted] by the borrower for competitive comparison purposes only.

Buyer Comment (2024-09-17): Do not concur. Doc ID D0202 is not a [Redacted] CD. This is a CD provided to [Redacted] by the borrower for competitive comparison purposes only.

Reviewer Comment (2024-09-17): [Redacted] received rebuttal. However, as per LE dated [Redacted] (Doc ID D0202) shows the lender credit of $[Redacted] on it. Please provide information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in a decrease in lender credits.

Buyer Comment (2024-09-13): Do not Concur. LEv1 has positive loan discount points of $[Redacted]. This was not negative $[Redacted] as [Redacted] is citing for. No violation.
																		09/19/2024			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019295	3158534938	31633483	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance exceeded. Title Recording fees total in the amount of $[Redacted] disclosed on the Initial Loan Estimate increased to $[Redacted] on the final Closing Disclosure dated [Redacted]. File does not contain a valid Change of Circumstance for this fee; however, a cure was provided in the amount of $[Redacted] but it was insufficient to cover all of the tolerance issue(s).	Reviewer Comment (2024-09-19): valid COC received

Buyer Comment (2024-09-17): Do not concur. Doc ID D0202 is not a [Redacted] LE. This is an LE provided to [Redacted] by the borrower for competitive comparison purposes only and should not be used to establish baselines. Doc ID D0165 is [Redacted] Initial LE and should be used to establish baselines. Recording Fees on Initial LE were $[Redacted]. [Redacted]% tolerance allows for a total of $[Redacted]. A cure in the amount of $[Redacted] was provided at closing to cover the increase from the allotted $[Redacted] and the amount of $[Redacted] charged.
																		09/19/2024			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019295	3158534938	31633484	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded. Appraisal Re-Inspection Fee in the amount of $[Redacted] disclosed on the Initial Loan Estimate dated [Redacted] increased to $[Redacted] on the final Closing Disclosure dated [Redacted]. File does not contain a valid Change of Circumstance for this fee; however, a cure was provided in the amount of $[Redacted] but it was insufficient to cover all of the tolerance issue(s).	Reviewer Comment (2024-09-19): valid COC recieved

Reviewer Comment (2024-09-18): [Redacted] received rebuttal that No LE issued [Redacted] from [Redacted].  However, loan file was presented for testing with the [Redacted] LE from [Redacted]. Please provide additional information on why LE was provided in file if it was not related to this loan and/or provide an adverse action notice that would link the prior LE to a loan that was cancelled/denied by [Redacted] in order to be comfortable with removing the LE from testing.

Buyer Comment (2024-09-17): Do not concur - Final Inspection CIC exists [Redacted]. Appraisal received [Redacted] is "subject to an inspection." Final Inspection fee disclosed on CD V2 [Redacted].
																		09/19/2024			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019295		3158534938		31638732			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception of co-borrower thin credit file. Exception approved with comp factors.	The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-12): Universal Product Exception Form in file, exception approved with comp factors.			09/12/2024	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019295		3158534938		31638857			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.					Reviewer Comment (2024-09-17): verification of appraisal delivery received Buyer Comment (2024-09-17): Do not concur - E-consent obtained for B1 [Redacted] and B2 [Redacted]. Valuation dated [Redacted] was sent to the borrower [Redacted] via [Redacted] [Redacted] and received/viewed by the Borrower on [Redacted], which is more than [Redacted] days prior to consummation date of [Redacted].	09/17/2024			1	B	A	B	A	B	A	B	A	B	A		MA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019295	3158534938	31638872	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded. Tax Service Fee (Life of Loan) was disclosed on Initial Loan Estimate dated [Redacted] in the amount of $[Redacted], but increased to $[Redacted] on the final Closing Disclosure dated [Redacted]. File does not contain a valid Change of Circumstance for this fee; however, a cure was provided in the amount of $[Redacted] but it was insufficient to cover all of the tolerance issue(s).	Reviewer Comment (2024-09-19): CD was not created by [Redacted]

Reviewer Comment (2024-09-18): [Redacted] received rebuttal that No LE issued [Redacted] from [Redacted].  However, loan file was presented for testing with the [Redacted] LE from [Redacted]. Please provide additional information on why LE was provided in file if it was not related to this loan and/or provide an adverse action notice that would link the prior LE to a loan that was cancelled/denied by [Redacted] in order to be comfortable with removing the LE from testing.

Buyer Comment (2024-09-17): Do not concur. Doc ID D0202 is not a [Redacted] LE. This is an LE provided to [Redacted] by the borrower for competitive comparison purposes only and should not be used to establish baselines. Doc ID D0165 is [Redacted] Initial LE and should be used to establish baselines. Tax Service Fee of $[Redacted] was disclosed on Initial [Redacted] LE.
																		09/19/2024			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019295	3158534938	31638873	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded. Processing Fee was disclosed on Initial Loan Estimate dated [Redacted] in the amount of $[Redacted], but increased to $[Redacted] on the final Closing Disclosure dated [Redacted]. File does not contain a valid Change of Circumstance for this fee; however, a cure was provided in the amount of $[Redacted] but it was insufficient to cover all of the tolerance issue(s).	Reviewer Comment (2024-09-19): CD was not created by [Redacted]

Reviewer Comment (2024-09-18): [Redacted] received rebuttal that No LE issued [Redacted] from [Redacted].  However, loan file was presented for testing with the [Redacted] LE from [Redacted]. Please provide additional information on why LE was provided in file if it was not related to this loan and/or provide an adverse action notice that would link the prior LE to a loan that was cancelled/denied by [Redacted] in order to be comfortable with removing the LE from testing.

Buyer Comment (2024-09-17): Do not concur. Doc ID D0202 is not a [Redacted] LE. This is an LE provided to [Redacted] by the borrower for competitive comparison purposes only and should not be used to establish baselines. Doc ID D0165 is [Redacted] Initial LE and should be used to establish baselines. Processing Fee of $[Redacted] was disclosed on Initial [Redacted] LE.
																		09/19/2024			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019295	3158534938	31638874	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded. Credit Report Fee was disclosed on Initial Loan Estimate dated [Redacted] in the amount of $[Redacted], but increased to $[Redacted] on the final Closing Disclosure dated [Redacted]. File does not contain a valid Change of Circumstance for this fee; however, a cure was provided in the amount of $[Redacted] but it was insufficient to cover all of the tolerance issue(s).	Reviewer Comment (2024-09-19): CD was not created by [Redacted]

Reviewer Comment (2024-09-18): [Redacted] received rebuttal that No LE issued [Redacted] from [Redacted].  However, loan file was presented for testing with the [Redacted] LE from [Redacted]. Please provide additional information on why LE was provided in file if it was not related to this loan and/or provide an adverse action notice that would link the prior LE to a loan that was cancelled/denied by [Redacted] in order to be comfortable with removing the LE from testing.

Buyer Comment (2024-09-17): Do not concur. Doc ID D0202 is not a [Redacted] LE. This is an LE provided to [Redacted] by the borrower for competitive comparison purposes only and should not be used to establish baselines. Doc ID D0165 is [Redacted] Initial LE and should be used to establish baselines. Credit Report Fee of $[Redacted] was disclosed on Initial [Redacted] LE.
																		09/19/2024			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019295	3158534938	31638875	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Zero Fee Tolerance exceeded. Verification Fee was disclosed on Initial Loan Estimate dated [Redacted] in the amount of $[Redacted], but increased to $[Redacted] on the final Closing Disclosure dated [Redacted]. File does not contain a valid Change of Circumstance for this fee; however, a cure was provided in the amount of $[Redacted] but it was insufficient to cover all of the tolerance issue(s).	Reviewer Comment (2024-09-19): CD was not created by [Redacted]

Reviewer Comment (2024-09-18): [Redacted] received rebuttal that No LE issued [Redacted] from [Redacted].  However, loan file was presented for testing with the [Redacted] LE from [Redacted]. Please provide additional information on why LE was provided in file if it was not related to this loan and/or provide an adverse action notice that would link the prior LE to a loan that was cancelled/denied by [Redacted] in order to be comfortable with removing the LE from testing.

Buyer Comment (2024-09-17): Do not concur. Doc ID D0202 is not a [Redacted] LE. This is an LE provided to [Redacted] by the borrower for competitive comparison purposes only and should not be used to establish baselines. Doc ID D0165 is [Redacted] Initial LE and should be used to establish baselines. ID Verification Fee of $[Redacted] was disclosed on Initial [Redacted] LE.
																		09/19/2024			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019295	3158534938	31638876	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Initial Fee). Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded. Flood Certification (Initial Fee) was disclosed on Initial Loan Estimate dated [Redacted] in the amount of $[Redacted], but increased to $[Redacted] on the final Closing Disclosure dated [Redacted]. File does not contain a valid Change of Circumstance for this fee; however, a cure was provided in the amount of $[Redacted] but it was insufficient to cover all of the tolerance issue(s).	Reviewer Comment (2024-09-19): CD was not created by [Redacted]

Reviewer Comment (2024-09-18): [Redacted] received rebuttal that No LE issued [Redacted] from [Redacted].  However, loan file was presented for testing with the [Redacted] LE from [Redacted]. Please provide additional information on why LE was provided in file if it was not related to this loan and/or provide an adverse action notice that would link the prior LE to a loan that was cancelled/denied by [Redacted] in order to be comfortable with removing the LE from testing.

Buyer Comment (2024-09-17): Do not concur. Doc ID D0202 is not a [Redacted] LE. This is an LE provided to [Redacted] by the borrower for competitive comparison purposes only and should not be used to establish baselines. Doc ID D0165 is [Redacted] Initial LE and should be used to establish baselines. Flood Certification Fee of $[Redacted] was disclosed on Initial [Redacted] LE.
																		09/19/2024			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019295	3158534938	31638877	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded. Flood Certification (Life of Loan) Fee was disclosed on Initial Loan Estimate dated [Redacted] in the amount of $[Redacted], but increased to $[Redacted] on the final Closing Disclosure dated [Redacted]. File does not contain a valid Change of Circumstance for this fee; however, a cure was provided in the amount of $[Redacted] but it was insufficient to cover all of the tolerance issue(s).	Reviewer Comment (2024-09-19): CD was not created by [Redacted]

Reviewer Comment (2024-09-18): [Redacted] received rebuttal that No LE issued [Redacted] from [Redacted].  However, loan file was presented for testing with the [Redacted] LE from [Redacted]. Please provide additional information on why LE was provided in file if it was not related to this loan and/or provide an adverse action notice that would link the prior LE to a loan that was cancelled/denied by [Redacted] in order to be comfortable with removing the LE from testing.

Buyer Comment (2024-09-17): Do not concur. Doc ID D0202 is not a [Redacted] LE. This is an LE provided to [Redacted] by the borrower for competitive comparison purposes only and should not be used to establish baselines. Doc ID D0165 is [Redacted] Initial LE and should be used to establish baselines. Flood Certification (Life of Loan) Fee of $[Redacted] was disclosed on Initial [Redacted] LE.
																		09/19/2024			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019295		3158534938		31679930			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-09-19): COC in file	09/19/2024			1		A		A		A		A		A		MA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019295		3158534938		31679955			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-09-19): Sufficient Cure Provided At Closing		09/19/2024		1		A		A		A		A		A		MA	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019297		3158534940		31623324			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted] which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified [Redacted]. however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-09-11): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-09-11): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	09/11/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019297		3158534940		31623329			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exception of Loan Amount. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-10): Universal Product Exception Form in file, exception approved with comp factors.			09/10/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019297		3158534940		31623517			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception of PAG Decline. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-10): Universal Product Exception Form in file, exception approved with comp factors.			09/10/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019298		3158535104		31629718			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted] which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified [Redacted]..; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-09-12): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-09-12): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	09/12/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019299		3158534946		31637413			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-[Redacted] exceeds tolerance of $-[Redacted]. Insufficient or no cure was provided to the borrower.	Lender Credit disclosed as -$[Redacted] on the initial Loan Estimate but disclosed as -$[Redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for fee increase and no evidence of tolerance cure provided.				Reviewer Comment (2024-09-16): [Redacted] received valid COC dated [Redacted]. Buyer Comment (2024-09-13): Do not Concur. Valid CICs for PurchasePr, ReqFeeChg, Loan Amount occurred on [Redacted]. Premium pricing disclosed timely on CDv1	09/16/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019300	3158534953	31627773	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Loan Processing Fee was last disclosed as $[Redacted] on Loan Estimate but disclosed as $[Redacted] on Final Closing Disclosure dated [Redacted]. File does not contain a valid COC for this fee, nor evidence of cure in file.	Reviewer Comment (2024-09-17): [Redacted] received COC dated [Redacted] for change in property type.

Buyer Comment (2024-09-13): Do not Concur. Valid CICs for PropType and TitlCo occurred on [Redacted]. Fee disclosed timely on [Redacted]

Reviewer Comment (2024-09-12): [Redacted] receive rebuttal, however project processing fee was not disclosed on LE dated on initial LE.  A valid Changed Circumstance or cure of $[Redacted] is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2024-09-11): Do not Concur. The processing fee charged at closing is $[Redacted]. Please se attached signed CD. No cure due back
																		09/17/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019300		3158534953		31629382			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of Product Program Restrictions . Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-11): Universal Product Exception Form in file, exception approved with comp factors.			09/11/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019301		3158534955		31639957			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	The Affiliated Business Arrangement Disclosure was not provided to applicant within three (3) business days of the initial loan application.				Reviewer Comment (2024-09-17): acceptable disclosure timing received Buyer Comment (2024-09-17): ABA Disclosure provided to borrower [Redacted] which is prior to application date of [Redacted]. Application was not complete until proprty was identified and address provided to [Redacted] on [Redacted].	09/17/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019301	3158534955	31639961	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than (3) business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the Loan Estimate.	Reviewer Comment (2024-09-17): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-09-17): Initial LE was not required until [Redacted]. Loan was HBA/"Credit Only" and did not have all of the 6 data elements required to create an LE. Purchase Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		09/17/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019301		3158534955		31639963			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Ten Percent Fee Tolerance exceeded. Recording fee total in the amount of $[Redacted] disclosed on the Initial Loan Estimate dated [Redacted] increased to $[Redacted] on the final Closing Disclosure [Redacted]. File does not contain a valid Change of Circumstance for this fee; however, a cure was provided in the amount of $[Redacted] but it was insufficient to cover all of the tolerance issue(s).				Reviewer Comment (2024-09-12): Sufficient Cure Provided At Closing		09/12/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019301		3158534955		31641230			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Missing Tax verification for property located at [Redacted].				Reviewer Comment (2024-09-17): REO tax verification received Buyer Comment (2024-09-17): Attached is customer's [Redacted] tax returns that lists the taxes for properties located in [Redacted] and [Redacted] Buyer Comment (2024-09-17): Attached is customer's [Redacted] tax returns that lists the taxs for properties located in [Redacted] and [Redacted]	09/17/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019301		3158534955		31641233			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Missing Tax verification for property located at [Redacted]				Reviewer Comment (2024-09-17): REO tax verification received Buyer Comment (2024-09-17): Attached is customer's [Redacted] tax returns that lists the taxes for properties located in [Redacted] and [Redacted]	09/17/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019302		3158534956		31627627			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-[Redacted] exceeds tolerance of $-[Redacted]. Insufficient or no cure was provided to the borrower.	Lender Credit was last disclosed $-[Redacted] on LE but disclosed as $-[Redacted] on Final CD. File does not contain COC for this file Cure provided at closing.				Reviewer Comment (2024-09-12): [Redacted] received COC dated [Redacted] for change in [Redacted], property type and appraised value. Buyer Comment (2024-09-11): Do not Concur. The $[Redacted] was Premium pricing which can change through out the loan. Valid CICs of PropType, Loan Points, and Loan Amount occurred on [Redacted] and disclosed timely on Cdv1 on [Redacted]. No cure due back	09/12/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019302		3158534956		31627628			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted].				Reviewer Comment (2024-09-11): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-09-11): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	09/11/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019303		3158534959		31619903			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-09-11): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-09-11): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	09/11/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase	No Defined Cure	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019303		3158534959		31622481			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to the DTI.				Reviewer Comment (2024-09-10): Loan is SHQM (APOR).	09/10/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019303		3158534959		31623269			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted]% significantly exceeds the guideline maximum of [Redacted]%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Universal Product Exception Form in file for lender exception to the DTI maximum. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-10): Universal Product Exception Form in file, exception approved with comp factors.			09/10/2024	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019303		3158534959		31623283			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Product Exception Form in file for lender exception to the DTI maximum. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-10): Universal Product Exception Form in file, exception approved with comp factors.			09/10/2024	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019303		3158534959		31623327			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception to allow for use of positive rental income over and above what was needed to offset the payment on the existing residence. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-10): Universal Product Exception Form in file, exception approved with comp factors.			09/10/2024	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No